UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3518

Newbury Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Tax-Free
Money Market Fund

July 31, 2004

Fidelity Tax-Free Money Market Fund is a
class of Fidelity® Cash Management Funds:
Tax-Exempt Fund

FTF-QTLY-0904

1.805540.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.1%
	Principal Amount (000s)	Value (000s)
Alabama - 1.2%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 1.12% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(d)	$ 10,000	$ 10,000
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 1.23%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	600	600
Houston County Health Care Auth. Rev. Participating VRDN Series PT 880, 1.12% (Liquidity Facility Danske Bank AS) (a)(d)	3,100	3,100
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev.:
(Baptist Med. Ctr. Proj.) Series 1994 A, 1.13%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	3,900	3,900
Series 1985 G, 1.1% (AMBAC Insured), VRDN (a)	6,635	6,635
		24,235
Alaska - 1.0%
Alaska Hsg. Fin. Corp. Participating VRDN Series Merlots 99 D, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(d)	1,100	1,100
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 1397, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,670	4,670
Alaska Muni. Bond Bank Auth. Participating VRDN Series PT 1986, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,815	5,815
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(d)	3,145	3,145
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.) Series 1994 C, 1.8%, tender 6/1/05 (a)	5,700	5,700
		20,430
Arizona - 1.4%
Arizona State Univ. Revs. Participating VRDN Series ROC II R174, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	1,295	1,295
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2003 B:
1.35% 1/5/05, LOC Dexia Cr. Local de France, CP	2,400	2,400
1.5% 3/3/05, LOC Dexia Cr. Local de France, CP	1,000	1,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,200	1,200
Phoenix Gen. Oblig. Participating VRDN Series Putters 173, 1.12% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,745	1,745
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (La Cholla Apt. Proj.) Series 1996, 1.15%, LOC JPMorgan Chase Bank, VRDN (a)	$ 4,100	$ 4,100
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series A, 5% 1/1/05	1,195	1,214
Participating VRDN:
Series PT 1512, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,000	1,000
Series ROC II R1003, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	3,995	3,995
Series SG 03 160, 1.12% (Liquidity Facility Societe Generale) (a)(d)	3,600	3,600
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 1.08%, LOC Bank of America NA, VRDN (a)	6,000	6,000
		27,549
California - 10.8%
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN:
Series EGL 03 19, 1.11% (Liquidity Facility Citibank NA, New York) (a)(d)	6,930	6,930
Series FRRI 03 L11, 1.13% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	4,300	4,300
Series FRRI 03 L12, 1.13% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	3,000	3,000
Series PA 1099, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	10,000	10,000
Series Putters 395, 1.11% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	16,655	16,655
California Econ. Recovery Participating VRDN Series ROC II R2114, 1.11% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	5,175	5,175
California Gen. Oblig. Participating VRDN:
Series Putters 132, 1.11% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,495	2,495
Series Putters 245, 1.11% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,660	6,660
California Health Facilities Fing. Auth. Rev. Participating VRDN Series MS 26, 1.08% (Liquidity Facility Morgan Stanley) (a)(d)	2,150	2,150
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN Series EGL 03 42, 1.11% (Liquidity Facility Citibank NA, New York) (a)(d)	14,300	14,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2002 B, 1.15%, VRDN (a)	$ 2,200	$ 2,200
Carson Redev. Agcy. Participating VRDN Series ROC II R2076, 1.11% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	3,195	3,195
El Camino Cmnty. College District Participating VRDN Series PT 2058, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,430	5,430
Los Angeles Muni. Impt. Corp. Lease Rev. Participating VRDN Series PT 1405, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,980	9,980
Los Angeles Reg'l. Arpt. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 1.29%, LOC Societe Generale, VRDN (a)	3,100	3,100
Los Angeles Unified School District Participating VRDN:
Series EGL 03 0043, 1.11% (Liquidity Facility Citibank NA, New York) (a)(d)	4,900	4,900
Series MS 924, 1.08% (Liquidity Facility Morgan Stanley) (a)(d)	8,454	8,454
Series PT 1763, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,000	8,000
Series PT 1855, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,280	7,280
Series Putters 487, 1.11% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(d)	12,800	12,800
Series Putters 488, 1.11% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	13,490	13,490
Poway Unified School District Participating VRDN Series PT 1889, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,100	1,100
Rancho Mirage Redev. Agcy. Tax Allocation Rev. Participating VRDN Series PT 2050, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,990	6,990
San Diego Unified School District Participating VRDN Series MS 01 847, 1.09% (Liquidity Facility Morgan Stanley) (a)(d)	4,230	4,230
San Jose Redev. Agcy. Tax Allocation Participating VRDN:
Series Floaters 588, 1.09% (Liquidity Facility Morgan Stanley) (a)(d)	9,735	9,735
Series MS 02 749, 1.09% (Liquidity Facility Morgan Stanley) (a)(d)	6,995	6,995
Series Putters 158, 1.11% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
Santa Margarita/Dana Point Auth. Rev. Participating VRDN Series Putters 439, 1.11% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,530	5,530
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Rosa High School District Participating VRDN Series PT 2193, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 4,380	$ 4,380
Univ. of California Revs. Participating VRDN:
Series MSDW 00 480, 1.09% (Liquidity Facility Morgan Stanley) (a)(d)	4,640	4,640
Series PA 1168, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	10,000	10,000
Series PT 1859, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,660	6,660
		211,754
Colorado - 1.2%
Colorado Ed. Ln. Prog. TRAN 1.75% 8/9/04	3,300	3,300
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 1.24%, LOC Bank One NA, Chicago, VRDN (a)	1,000	1,000
(Catholic Health Initiatives Proj.) Series 2000, 1.11% (Liquidity Facility Bank One NA), VRDN (a)	2,000	2,000
(Sisters of Charity Leavenworth Proj.) 1.1%, VRDN (a)	2,000	2,000
Colorado Hsg. & Fin. Auth. Series 2001 AA1, 1.09% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	3,640	3,640
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 1.14% (Liquidity Facility Societe Generale) (a)(d)	6,800	6,800
Larimer County School District #R1, Poudre Participating VRDN Series ROC II R4535, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	2,840	2,840
Southern Ute Indian Tribe of Southern Ute Indian Reservation Bonds 1.08%, tender 8/2/04 (a)	1,300	1,300
		22,880
Connecticut - 0.1%
Connecticut Gen. Oblig. Participating VRDN Series 03 0011, 1.08% (Liquidity Facility Citibank NA, New York) (a)(d)	2,500	2,500
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.37%, VRDN (a)	3,500	3,500
Series 1999 A, 1.42%, VRDN (a)	1,400	1,400
(Peninsula United Methodist Homes, Inc. Proj.) Series 1997 B, 1.09%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,545	4,545
		9,445
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 0.3%
District of Columbia Rev.:
(American Assoc. Med. Colleges Proj.) 1.17% (AMBAC Insured), VRDN (a)	$ 3,575	$ 3,575
(Defenders of Wildlife Proj.) 1.13%, LOC Bank of America NA, VRDN (a)	2,750	2,750
		6,325
Florida - 6.1%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series PT 834, 1.12% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	1,040	1,040
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 1.08%, LOC Freddie Mac, VRDN (a)	2,000	2,000
Clay County Utils. Sys. Rev. Series 2003 A, 1.08%, LOC Bank of America NA, VRDN (a)	6,415	6,415
Dade County Hsg. Fin. Auth. Hosp. Rev. Participating VRDN Series PT 1770, 1.12% (Liquidity Facility WestLB AG) (a)(d)	2,610	2,610
Dade County Wtr. & Swr. Sys. Rev. Participating VRDN Series SG 74, 1.12% (Liquidity Facility Societe Generale) (a)(d)	1,210	1,210
Duval County Hsg. Fin. Auth. Multi-family Hsg. Mtg. Rev. (Lighthouse Bay Apts. Proj.) 1.08%, LOC Freddie Mac, VRDN (a)	4,230	4,230
Florida Board of Ed. Participating VRDN Series MSTC 01 131, 1.14% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	13,255	13,255
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 0902, 1.14% (Liquidity Facility Citibank NA, New York) (a)(d)	13,000	13,000
Series EGL 01 0905, 1.14% (Liquidity Facility Citibank NA, New York) (a)(d)	10,200	10,200
Series PT 1223, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,000	7,000
Florida Board of Ed. Pub. Ed. Participating VRDN Series SGA 00 102, 1.14% (Liquidity Facility Societe Generale) (a)(d)	11,580	11,580
Florida Local Govt. Fin. Auth. Rev. Series A:
1.11% 9/1/04, LOC Wachovia Bank NA, CP	1,930	1,930
1.12% 9/1/04, LOC Wachovia Bank NA, CP	2,060	2,060
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 1.14% (Liquidity Facility Societe Generale) (a)(d)	2,910	2,910
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.) Series C, 1.23%, VRDN (a)	2,700	2,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	$ 1,695	$ 1,695
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 1.15%, VRDN (a)	6,750	6,750
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series PT 2173, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,095	2,095
Miami-Dade County Edl. Facilities Auth. Rev. Participating VRDN Series PT 2097, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,750	1,750
Palm Beach County Rev. (Planned Parenthood Proj.) 1.1%, LOC Northern Trust Co., Chicago, VRDN (a)	2,700	2,700
Pasco County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Carlton Arms of Magnolia Valley Proj.) Series 1985, 1.215%, LOC Wachovia Bank NA, VRDN (a)	2,415	2,415
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 1.08%, LOC Bank of America NA, VRDN (a)	3,000	3,000
Sunshine State Govt. Fing. Commission Rev.:
Series A, 1.09% 8/12/04 (FGIC Insured) (AMBAC Insured), CP	3,135	3,135
Series C, 1.12% 8/6/04 (AMBAC Insured), CP	3,000	3,000
Series G, 1.05% 8/5/04 (FGIC Insured), CP	1,300	1,300
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,000	2,000
Univ. of Florida Research Foundation, Inc. Cap. Impt. Rev. 1.12%, LOC Wachovia Bank NA, VRDN (a)	2,760	2,760
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 1.08%, LOC Fannie Mae, VRDN (a)	4,415	4,415
		119,155
Georgia - 2.1%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN Series SGA 145, 1.15% (Liquidity Facility Societe Generale) (a)(d)	6,000	6,000
Augusta Wtr. & Swr. Rev. Participating VRDN Series SGA 03 140, 1.15% (Liquidity Facility Societe Generale) (a)(d)	7,000	7,000
Dalton Dev. Auth. Rev. (Hamilton Health Systems Proj.) 1.08%, LOC Bank of America NA, VRDN (a)	5,000	5,000
Fulton County Hsg. Auth. Rev. (Legacy Cmnty. Partnership, Inc. Proj.) 1.18% (American Int'l. Group, Inc. Guaranteed), VRDN (a)	3,600	3,600
Fulton DeKalb Hosp. Auth. Hosp. Rev. Participating VRDN Series ROC II R2127, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Gainesville & Hall County Dev. Auth. Rev. (Lanier Village Estates Proj.) 1.2%, LOC Bank of America NA, VRDN (a)	$ 10,750	$ 10,750
Georgia Muni. Elec. Auth. Bonds Series 1985 B, 1.09% tender 8/3/04, LOC JPMorgan Chase Bank, CP mode	2,250	2,250
Whitfield County Residential Care Facilities Auth. Rev. (Royal Oaks Sr. Living Cmnty. Proj.) 1.08%, LOC Wachovia Bank NA, VRDN (a)	3,315	3,315
		40,915
Hawaii - 0.5%
Hawaii Gen. Oblig. Participating VRDN:
Series MS 01 594, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)	2,395	2,395
Series PT 2301, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,310	3,310
Honolulu City & County Gen. Oblig. Participating VRDN Series PT 2150, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,100	5,100
		10,805
Illinois - 6.2%
Chicago Board of Ed. Participating VRDN Series BA 96 BB, 1.18% (Liquidity Facility Bank of America NA) (a)(d)	3,400	3,400
Chicago Gen. Oblig. Participating VRDN:
Series EGL 01 1303, 1.23% (Liquidity Facility Citibank NA, New York) (a)(d)	2,500	2,500
Series PT 1592, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,890	5,890
Chicago O'Hare Int'l. Arpt. Rev. Series C, 1.1%, LOC Societe Generale, VRDN (a)	1,370	1,370
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 1.14% (Liquidity Facility Citibank NA, New York) (a)(d)	10,005	10,005
Chicago Wtr. Rev. Participating VRDN Series Merlots 97 V, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(d)	1,285	1,285
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 1.14% (Liquidity Facility Citibank NA, New York) (a)(d)	1,200	1,200
Series PA 591, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,305	5,305
Illinois Dev. Fin. Auth. Rev. (Aurora Central Catholic High School Proj.) Series 1994, 1.4%, LOC Allied Irish Banks PLC, VRDN (a)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN Series EGL 03 0060, 1.14% (Liquidity Facility Citibank NA, New York) (a)(d)	$ 4,690	$ 4,690
(Elmhurst College Proj.) 1.08%, LOC Bank One NA, Chicago, VRDN (a)	3,000	3,000
Illinois Gen. Oblig.:
Participating VRDN:
Series MS 98 143, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)	1,500	1,500
Series PT 1881, 1.12% (Liquidity Facility WestLB AG) (a)(d)	7,505	7,505
Series PT 2131, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,780	7,780
Series Putters 133, 1.12% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(d)	4,360	4,360
Series Putters 409, 1.12% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,900	2,900
Series 2003 B, 1.09% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	10,000	10,000
Illinois Health Facilities Auth. Rev.:
Bonds (Univ. of Chicago Hosp. & Health Ctr. Proj.) 6% 8/15/04 (MBIA Insured)	2,775	2,780
(Swedish Covenant Hosp. Proj.) Series 2003 A, 1.1%, LOC Lasalle Bank NA, VRDN (a)	1,250	1,250
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 1.16% (Liquidity Facility Bank of America NA) (a)(d)	2,000	2,000
Series EGL 01 1306, 1.14% (Liquidity Facility Citibank NA, New York) (a)(d)	1,600	1,600
Series Merlots 01 A86, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(d)	3,775	3,775
Series Merlots 01 A93, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(d)	3,665	3,665
Series Merlots 02 A24, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(d)	4,975	4,975
Series SGB 10, 1.14% (Liquidity Facility Societe Generale) (a)(d)	7,745	7,745
Series SGB 19, 1.14% (Liquidity Facility Societe Generale) (a)(d)	1,000	1,000
Illinois Sales Tax Rev. Participating VRDN:
Series PT 1655, 1.12% (Liquidity Facility WestLB AG) (a)(d)	3,220	3,220
Series PT 896, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,800	3,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	$ 1,111	$ 1,111
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 1.48%, LOC Lasalle Bank NA, VRDN (a)	3,375	3,375
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series PA 1058, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,350	1,350
Univ. of Illinois Auxiliary Facilities Sys. Rev. Bonds Series Merlots 01 A105, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	3,080	3,080
Winnebago County Rev. (The Mill Proj.) Series 1996, 1.22%, LOC Bank One NA, Chicago, VRDN (a)	3,120	3,120
		121,536
Indiana - 4.2%
Hanover Ind. Multi-School Bldg. Participating VRDN Series PT 2224, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,545	5,545
Indiana Dev. Fin. Auth. Rev. (Indiana Historical Society Proj.) 1.08%, LOC Bank One NA, Chicago, VRDN (a)	14,900	14,900
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series B, 1.11%, LOC Bank One NA, Chicago, VRDN (a)	8,630	8,630
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series E1, 1.2% 1/6/05	4,330	4,330
Indiana Trans. Fin. Auth. Hwy.:
Bonds Series MS 853, 1.2%, tender 2/10/05 (Liquidity Facility Morgan Stanley) (a)(d)(e)	2,000	2,000
Participating VRDN:
Series Merlots B21, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(d)	4,165	4,165
Series PT 2296, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,330	5,330
Indiana Univ. Revs.:
1.13% 8/11/04, LOC Bank One NA, Chicago, CP	1,500	1,500
1.13% 8/11/04, LOC Bank One NA, Chicago, CP	1,015	1,015
Indianapolis Local Pub. Impt. Bond Bank Series F1, 1.1% (MBIA Insured), VRDN (a)	5,775	5,775
Indianapolis Resource Recovery Rev. Bonds (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/04 (AMBAC Insured)	3,520	3,585
M.S.D. Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(d)	6,595	6,595
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) 1.08%, LOC Bank of America NA, VRDN (a)	$ 4,100	$ 4,100
Purdue Univ. Rev. Series 2004 S, 1.12%, VRDN (a)	1,825	1,825
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 1.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,600	6,600
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L3, 1.13% tender 8/11/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,400	2,400
Series 1985 L5, 1.13% tender 8/11/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,600	4,600
		82,895
Iowa - 0.2%
Des Moines Gen. Oblig. Participating VRDN Series PT 2268, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,365	3,365
Kansas - 0.2%
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 1.12% (Liquidity Facility Societe Generale) (a)(d)	3,000	3,000
Kentucky - 3.7%
Clark County Poll. Cont. Rev. Bonds (East Kentucky Pwr. Coop., Inc. Proj.) Series J2, 1.08%, tender 10/15/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)	2,005	2,005
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.):
1.08% tender 8/13/04, LOC Fifth Third Bank, Cincinnati, CP mode	1,515	1,515
1.17% tender 9/8/04, LOC Fifth Third Bank, Cincinnati, CP mode	6,100	6,100
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 1993 A, 1.08% tender 8/12/04, CP mode	4,500	4,500
Series 2001 A, 1.13% tender 8/11/04, CP mode	15,000	15,000
Kentucky Asset/Liability Commission Gen. Fund Rev. TRAN Series A, 3% 6/29/05	15,000	15,195
Kentucky Property & Bldgs. Commission Revs. Participating VRDN Series PT 2160, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,610	7,610
Louisville & Jefferson County Metro. Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) 1.08%, LOC Freddie Mac, VRDN (a)	12,975	12,975
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 1.3% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	$ 1,400	$ 1,400
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.08% tender 8/12/04, CP mode	5,500	5,500
		71,800
Louisiana - 0.3%
East Baton Rouge Parish Sales & Use Tax Participating VRDN Series PT 2037, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,065	4,065
Louisiana Pub. Facilities Auth. Rev. Bonds (Christus Health Proj.) Series B, 1.13% tender 8/6/04 (AMBAC Insured) (Liquidity Facility Cr. Suisse First Boston Bank), CP mode	2,100	2,100
		6,165
Maine - 0.7%
Maine Hsg. Auth. Mtg. Purchase Rev. Series 2003 E1, 1.1% (AMBAC Insured), VRDN (a)	10,000	10,000
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901, 1.14% (Liquidity Facility Citibank NA, New York) (a)(d)	3,000	3,000
		13,000
Maryland - 2.8%
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.09% tender 8/13/04, LOC Wachovia Bank NA, CP mode	1,300	1,300
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.23% tender 8/25/04, LOC Wachovia Bank NA, CP mode	940	940
Maryland Dept. of Trans. Consolidated Trans. Rev. Participating VRDN Series PA 1259, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,300	3,300
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MS 01 825, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)	5,000	5,000
Series MS 829, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)	1,895	1,895
Series A, 1.08% 8/18/04, CP	12,480	12,480
Series B:
1.11% 8/2/04, CP	10,000	10,000
1.11% 8/16/04, CP	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Gen. Oblig. Series 2002, 1.1% 8/6/04 (Liquidity Facility Toronto-Dominion Bank), CP	$ 10,000	$ 10,000
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN Series PA 40, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,400	1,400
		54,315
Massachusetts - 0.3%
Massachusetts Gen. Oblig.:
Participating VRDN Series EGL 04 0005, 1.11% (Liquidity Facility Citibank NA) (a)(d)	4,200	4,200
Series 2001 C, 1.12% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	2,000	2,000
		6,200
Michigan - 4.0%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 1.16%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	9,000	9,000
Detroit City School District Participating VRDN:
Series PT 1581, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,495	6,495
Series PT 1844, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,965	3,965
Series PT 2158, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,475	2,475
Detroit Swr. Disp. Rev. Participating VRDN:
Series Merlots 01 A103, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(d)	1,200	1,200
Series SGB 47, 1.14% (Liquidity Facility Societe Generale) (a)(d)	5,110	5,110
Michigan Bldg. Auth. Rev. Participating VRDN:
Series EGL 01 2204, 1.14% (Liquidity Facility Citibank NA, New York) (a)(d)	17,235	17,235
Series Stars 101, 1.12% (Liquidity Facility BNP Paribas SA) (a)(d)	1,715	1,715
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Participating VRDN Series PT 732, 1.12% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)	7,700	7,700
(Health Care Equip. Ln. Prog.):
Series B, 1.07%, LOC Standard Fed. Bank, VRDN (a)	2,000	2,000
1.07%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	12,000	12,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Pub. Pwr. Agcy. Rev. Participating VRDN Series PA 1102, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 1,780	$ 1,780
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 1.45%, VRDN (a)	2,900	2,900
1.65%, VRDN (a)	1,700	1,700
Wyandotte City School District Participating VRDN Series PT 1790, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,910	2,910
		78,185
Minnesota - 1.6%
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev. Participating VRDN Series Merlots 00 ZZ, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(d)	1,840	1,840
Minneapolis Spl. School District #1 RAN Series B, 1.75% 8/6/04 (Minnesota Gen. Oblig. Guaranteed)	2,000	2,000
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)	3,100	3,100
Series MS 953, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)	2,500	2,500
Series ROC II 99 4, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	3,950	3,950
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1.15%, LOC Fannie Mae, VRDN (a)	2,350	2,350
Rockford Independent School District #883 Participating VRDN Series ROC II R30, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	5,115	5,115
South Washington County Independent School District #833 Participating VRDN Series ROC II R34, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	7,080	7,080
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Bonds Series A, 5% 1/1/05	2,510	2,549
		30,484
Mississippi - 0.4%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 1.1%, VRDN (a)	6,900	6,900
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	1,100	1,100
		8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - 1.3%
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN Series PT 1843, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 6,865	$ 6,865
Missouri Envir. Impt. & Energy Resource Auth. Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1992, 1.98%, VRDN (a)	1,400	1,400
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group Proj.) Series 2001 A, 1.15%, VRDN (a)	3,900	3,900
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 02 6026, 1.14% (Liquidity Facility Citibank NA, New York) (a)(d)	2,700	2,700
Saint Louis Arpt. Rev. Series A, 1.1% 8/17/04, LOC JPMorgan Chase Bank, CP	10,000	10,000
		24,865
Nebraska - 0.3%
Lincoln San. Swr. Rev. 1.15% 8/23/04 (Liquidity Facility JPMorgan Chase Bank), CP	2,000	2,000
Nebraska Pub. Pwr. District Rev. Series A, 1.15% 8/23/04, CP	2,000	2,000
Omaha Gen. Oblig. Participating VRDN Series EGL 00 2701, 1.14% (Liquidity Facility Citibank NA, New York) (a)(d)	2,000	2,000
		6,000
Nevada - 0.6%
Clark County School District Participating VRDN Series Putters 398, 1.12% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,470	3,470
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 1.14% (Liquidity Facility Societe Generale) (a)(d)	2,500	2,500
Washoe County School District Gen. Oblig. Bonds 5% 8/1/04 (FSA Insured)	6,795	6,795
		12,765
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 1.12% tender 9/13/04, CP mode	3,500	3,500
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Monadnock Cmnty. Hosp. Proj.) 1.11%, LOC Suntrust Bank, VRDN (a)	8,075	8,075
		11,575
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 0.2%
New Jersey Trans. Trust Fund Auth.:
Bonds Series PT 1940, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	$ 1,000	$ 1,000
Participating VRDN Series PT 1751, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,000	3,000
		4,000
New Mexico - 0.5%
New Mexico Gen. Oblig. Participating VRDN Series LB04 L38, 1.14% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	10,000	10,000
New York - 3.3%
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN Series PA 996, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,345	6,345
New York City Gen. Oblig. Participating VRDN Series ROC II 251, 1.15% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	3,800	3,800
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 04 0015, 1.1% (Liquidity Facility Citibank NA) (a)(d)	5,000	5,000
Series PA 523, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	14,000	14,000
Series PT 2114, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,500	6,500
Series 6, 1.1% 8/24/04 (Liquidity Facility Landesbank Baden-Wuerttemberg) (Liquidity Facility Landesbank Hessen-Thuringen), CP	10,000	10,000
New York State Dorm. Auth. Revs. Participating VRDN:
Series Stars 04 76, 1.1% (Liquidity Facility BNP Paribas SA) (a)(d)	5,520	5,520
Series Stars 77, 1.1% (Liquidity Facility BNP Paribas SA) (a)(d)	5,615	5,615
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN Series MS 00 368, 1.11% (Liquidity Facility Morgan Stanley) (a)(d)	1,460	1,460
New York Transitional Fin. Auth. Rev. Participating VRDN:
Series MSDW 00 319, 1.11% (Liquidity Facility Morgan Stanley) (a)(d)	3,760	3,760
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Transitional Fin. Auth. Rev. Participating VRDN: - continued
Series PT 2025, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 1,000	$ 1,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series Putters 304, 1.1% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(d)	1,995	1,995
		64,995
Non State Specific - 0.1%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 13, 1.2% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	1,400	1,400
North Carolina - 1.0%
North Carolina Cap. Facilities Ed. Rev. (Greensboro College Proj.) 1.08%, LOC Bank of America NA, VRDN (a)	7,800	7,800
North Carolina Cap. Facilities Fin. Agcy. Student Rev. (Wolfpack Club Student Hsg. Fund LLC Proj.) Series A, 1.09%, LOC Wachovia Bank NA, VRDN (a)	5,800	5,800
North Carolina Gen. Oblig. Participating VRDN:
Series MSTC 01 125, 1.13% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	1,200	1,200
Series PT 2115, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,465	5,465
		20,265
Ohio - 2.3%
Bellefontaine Healthcare Facilities Rev. (High Point Reg'l. Cancer Ctr. Proj.) 1.13%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	3,910	3,910
Delaware Gen. Oblig. BAN 2% 8/5/04	2,500	2,500
Fairfield County Gen. Oblig. BAN 1.75% 9/24/04	2,250	2,252
Franklin County Health Care Facilities Rev. (Nat'l. Church Residences Proj.) Series B, 1.18%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	6,440	6,440
Lakewood City School District BAN 1.75% 9/14/04	2,500	2,502
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306, 1.1% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(d)	12,630	12,630
Ohio Higher Edl. Facility Commission Rev.:
(Pooled Fing. Prog.):
Series 1996, 1.2%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	900	900
Series 1997, 1.2%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Pooled Fing. Prog.): - continued
Series B, 1.1%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	$ 5,000	$ 5,000
(The College of Mount Saint Joseph Proj.) 1.11%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	2,560	2,560
Ohio Univ. Gen. Receipts Rev. Bonds (Ohio State Univ. Proj.) Series 2003 C, 0.98% tender 9/3/04, CP mode	3,150	3,150
		44,844
Oklahoma - 0.7%
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 1.11% (AMBAC Insured), VRDN (a)	13,600	13,600
Oregon - 1.1%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series PT 1435, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,500	6,500
Oregon Gen. Oblig. TAN 2.25% 11/15/04	10,500	10,536
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 1.24% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	4,300	4,300
		21,336
Pennsylvania - 5.7%
Allegheny County Indl. Dev. Auth. Rev. (United Jewish Federation Proj.) Series 1996 A, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,900	2,900
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series EGL 95 3503, 1.14% (Liquidity Facility Citibank NA, New York) (a)(d)	1,500	1,500
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Communities Proj.) Series 2003, 1.11%, LOC Allied Irish Banks PLC, VRDN (a)	5,100	5,100
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,400	2,400
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds (Exelon Generation Co. LLC Proj.) Series B, 1.08% tender 8/16/04, LOC Wachovia Bank NA, CP mode	5,500	5,500
(Gaudenzia Foundation, Inc. Prog.) 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,520	4,520
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 30, 1.15% (Liquidity Facility Societe Generale) (a)(d)	5,700	5,700
Northampton Gen. Purp. Auth. (Lehigh Univ. Proj.) 1.09% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Penn State Higher Edl. Facilities Auth. (Student Assoc., Inc. Proj.) Series C, 1.11%, LOC Wachovia Bank NA, VRDN (a)	$ 2,900	$ 2,900
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 396, 1.1% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(King's College Proj.) Series 2001 H6, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,900	4,900
(Messiah College Proj.) Series 2001 14, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	900	900
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series MS 958, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)	2,750	2,750
Series Putters 371Z, 1.1% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,900	2,900
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series ROC II R1005, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	1,705	1,705
Philadelphia Gen. Oblig.:
Participating VRDN Series MS 01 751, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)	5,330	5,330
TRAN 3% 6/30/05	8,040	8,134
Philadelphia School District TRAN 3% 6/30/05	9,200	9,315
Sayre Health Care Facilities Auth. Rev. (VHA of Pennsylvania, Inc. Cap. Asset Fing. Prog.) Series 1985 K, 1.1% (AMBAC Insured), VRDN (a)	19,800	19,800
Scranton-Lackawanna Health & Welfare Auth. Rev. 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	18,500	18,500
		111,754
South Carolina - 1.0%
Charleston County Solid Waste User Fee Rev. Participating VRDN Series Stars 85, 1.12% (Liquidity Facility BNP Paribas SA) (a)(d)	5,355	5,355
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Allen Univ. Proj.) 1.13%, LOC Bank of America NA, VRDN (a)	1,000	1,000
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 1.13%, LOC Bank of America NA, VRDN (a)	6,050	6,050
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series ROC II R6007, 1.14% (Liquidity Facility Citibank NA) (a)(d)	$ 4,585	$ 4,585
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.95% tender 8/12/04, CP mode	2,500	2,500
		19,490
Tennessee - 0.8%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 1.14% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	2,900	2,900
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 1.08%, LOC Bank of America NA, VRDN (a)	5,000	5,000
Clarksville Pub. Bldg. Auth. Rev. Series 1994, 1.08%, LOC Bank of America NA, VRDN (a)	5,800	5,800
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series LB 03 L8J, 1.14% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	2,100	2,100
		15,800
Texas - 17.6%
Austin Util. Sys. Rev. Series A, 1.08% 8/18/04, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,050	6,050
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 1.15%, LOC JPMorgan Chase Bank, VRDN (a)	1,300	1,300
Brazos River Hbr. Navigation District of Brazoria County Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 1.2% tender 8/16/04, CP mode	3,500	3,500
Dallas Independent School District Participating VRDN Series PT 2210, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,375	7,375
Denton County Lewisville Independent School District Participating VRDN Series SGA 134, 1.15% (Liquidity Facility Societe Generale) (a)(d)	1,290	1,290
Denton Independent School District Participating VRDN Series MS 451, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)	2,500	2,500
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 1.15% (Liquidity Facility Societe Generale) (a)(d)	1,000	1,000
Duncanville Independent School District Participating VRDN Series SGA 149, 1.15% (Liquidity Facility Societe Generale) (a)(d)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Granbury Independent School District Participating VRDN Series SG 129, 1.12% (Liquidity Facility Societe Generale) (a)(d)	$ 4,815	$ 4,815
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 1.15%, LOC JPMorgan Chase Bank, VRDN (a)	700	700
Harris County Gen. Oblig.:
Participating VRDN:
Series EGL 01 4305, 1.14% (Liquidity Facility Citibank NA, New York) (a)(d)	6,900	6,900
Series MSTC 01 126 Class A, 1.14% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	26,000	26,000
Series D1, 1.11% 8/13/04, CP	3,910	3,910
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 1.14% (MBIA Insured), VRDN (a)	3,500	3,500
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 00 4307, 1.14% (Liquidity Facility Citibank NA, New York) (a)(d)	9,000	9,000
Series SG 03 161, 1.14% (Liquidity Facility Societe Generale) (a)(d)	1,400	1,400
Houston Cmnty. College Sys. Rev. Participating VRDN:
Series Putters 380, 1.12% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,525	5,525
Series ROC II 2084, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	2,520	2,520
Houston Gen. Oblig.:
Bonds Series ROC II R242, 1.25%, tender 10/21/04 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)(e)	3,875	3,875
Participating VRDN Series PT 969, 1.12% (Liquidity Facility DEPFA BANK PLC) (a)(d)	7,200	7,200
Series A, 1.12% 8/5/04, CP	2,800	2,800
Houston Independent School District Bonds 1.73%, tender 6/15/05 (Permanent School Fund of Texas Guaranteed) (a)	5,650	5,650
Houston Util. Sys. Rev. Participating VRDN Series PT 2243, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,175	7,175
Hunt Memorial Hosp. District Rev. Series 1998, 1.13% (FSA Insured), VRDN (a)	4,770	4,770
Katy Independent School District Bonds Series 2004 C, 1.85%, tender 8/4/04 (Permanent School Fund of Texas Guaranteed) (a)	2,500	2,500
Lower Colorado River Auth. Rev. Participating VRDN Series STARS 72, 1.12% (Liquidity Facility BNP Paribas SA) (a)(d)	8,190	8,190
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series PT 1818, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 4,265	$ 4,265
Pearland Independent School District Participating VRDN Series SG 106, 1.12% (Liquidity Facility Societe Generale) (a)(d)	500	500
Plano Independent School District Participating VRDN Series SGA 128, 1.15% (Liquidity Facility Societe Generale) (a)(d)	1,680	1,680
Princeton Independent School District Participating VRDN Series SGB 02 41A, 1.14% (Liquidity Facility Societe Generale) (a)(d)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 1.15% (Liquidity Facility Societe Generale) (a)(d)	7,070	7,070
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series MS 00 469, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)	9,995	9,995
Series SG 101, 1.12% (Liquidity Facility Societe Generale) (a)(d)	2,700	2,700
Series SG 104, 1.12% (Liquidity Facility Societe Generale) (a)(d)	12,250	12,250
Series SG 105, 1.12% (Liquidity Facility Societe Generale) (a)(d)	11,700	11,700
Series A:
1.05% 8/5/04, CP	2,300	2,300
1.12% 8/6/04, CP	4,000	4,000
1.12% (Liquidity Facility Bank of America NA), VRDN (a)	20,275	20,275
San Antonio Independent School District Bonds Series AAB 01 28, 1.15%, tender 8/6/04 (Liquidity Facility ABN-AMRO Bank NV) (a)(d)	1,400	1,400
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(d)	1,000	1,000
Socorro Independent School District Participating VRDN Series EGL 00 4306, 1.14% (Liquidity Facility Citibank NA, New York) (a)(d)	5,805	5,805
Splendora Higher Ed. Facilities Corp. Rev. (Fellowship Christian Academy Proj.) 1.13%, LOC Bank of America NA, VRDN (a)	3,100	3,100
Spring Branch Independent School District Bonds 1.133%, tender 9/9/04 (Permanent School Fund of Texas Guaranteed) (a)	16,000	16,000
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series PT 976, 1.12% (Liquidity Facility Lloyds TSB Bank PLC) (a)(d)	7,995	7,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev. 1.1%, LOC Freddie Mac, VRDN (a)	$ 15,750	$ 15,750
Texas Gen. Oblig.:
Participating VRDN Series EGL 03 0026, 1.14% (Liquidity Facility Citibank NA, New York) (a)(d)	2,400	2,400
TRAN 2% 8/31/04	48,375	48,408
Texas Pub. Fin. Auth. Series 2002 B, 1.15% 9/8/04 (Liquidity Facility Texas Gen. Oblig.), CP	3,500	3,500
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT 833, 1.25%, tender 8/19/04 (Liquidity Facility Svenska Handelsbanken AB) (a)(d)(e)	4,360	4,360
Tyler Wtrwks. & Swr. Rev. Participating VRDN Series SGA 112, 1.14% (Liquidity Facility Societe Generale) (a)(d)	10,000	10,000
Univ. of Texas Univ. Revs. Series 2002 A, 1.1% 8/2/04 (Liquidity Facility Utmico), CP	13,000	13,000
		344,148
Utah - 2.9%
Emery County Poll. Cont. Rev. (Pacificorp. Proj.) Series 1991, 1.08%, LOC Cr. Suisse First Boston Bank, VRDN (a)	9,350	9,350
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 1985 F, 1.15% tender 8/23/04 (AMBAC Insured) (Liquidity Facility JPMorgan Chase Bank), CP mode	2,600	2,600
Participating VRDN:
Series EGL 96 C4402 Class A, 1.14% (Liquidity Facility Citibank NA, New York) (a)(d)	4,000	4,000
Series MS 00 409, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)	1,535	1,535
Series MS 175, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)	16,495	16,495
Provo City Hsg. Rev. (Branbury Park, Inc. Proj.) Series 1987 A, 1.12%, LOC Bank One NA, Chicago, VRDN (a)	3,730	3,730
Salt Lake County Hosp. Rev. Participating VRDN Series PT 1467, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,365	6,365
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series 2001 C, 1.09%, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Participating VRDN Series PT 1813, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 2,490	$ 2,490
Utah Wtr. Fin. Agcy. Rev. Participating VRDN Series PT 1976, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,165	5,165
		56,730
Vermont - 0.3%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Gifford Med. Ctr. Proj.) Series A, 1.09%, LOC Suntrust Bank, VRDN (a)	5,000	5,000
Virginia - 1.9%
Chesapeake Bay Bridge & Tunnel Commission District Rev. Participating VRDN Series Merlots A39, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(d)	1,600	1,600
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 1.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,300	1,300
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. (Winchester Med. Ctr. Proj.) Series 2000, 1.09% (FSA Insured), VRDN (a)	7,325	7,325
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
1.19% tender 8/20/04, CP mode	4,000	4,000
1.20% tender 9/15/04, CP mode	3,400	3,400
1.22% tender 9/17/04, CP mode	4,000	4,000
1.23% tender 9/20/04, CP mode	1,000	1,000
1.24% tender 8/12/04, CP mode	1,000	1,000
Series 1987, 1.1% tender 8/13/04, CP mode	500	500
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apartments Proj.) 1.08%, LOC Bank of America NA, VRDN (a)	4,300	4,300
Peninsula Ports Auth. Health Sys. Rev. (Riverside Health Sys. Proj.) 1.12%, VRDN (a)	7,350	7,350
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)	2,300	2,300
		38,075
Washington - 3.2%
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series MSTC 00 101, 1.14% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	9,795	9,795
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Clark County School District #114, Evergreen Participating VRDN Series STARS 57, 1.12% (Liquidity Facility BNP Paribas SA) (a)(d)	$ 2,775	$ 2,775
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 734, 1.12% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)	7,000	7,000
Series ROC II R152, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	2,230	2,230
King County Gen. Oblig. Participating VRDN Series ROC II R1028, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	5,330	5,330
King County Swr. Rev.:
Participating VRDN Series MS 01 554, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)	5,000	5,000
Series 2001 B, 1.09%, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,285	1,285
Port of Seattle Gen. Oblig. Series 2002 A2, 1.13% 8/9/04, LOC Bayerische Landesbank Girozentrale, CP	2,080	2,080
Port Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 1984 A, 1.08%, LOC Bank of America NA, VRDN (a)	4,235	4,235
Spokane Pub. Facilities District Hotel & Motel Tax & Sales Use Tax Rev. Participating VRDN Series ROC II R2041, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	3,980	3,980
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 1.13%, LOC Bank of America NA, VRDN (a)	1,000	1,000
Washington Gen. Oblig. Participating VRDN:
Series SGA 35, 1.15% (Liquidity Facility Societe Generale) (a)(d)	1,000	1,000
Series SGB 09, 1.14% (Liquidity Facility Societe Generale) (a)(d)	900	900
Series SGB 11, 1.14% (Liquidity Facility Societe Generale) (a)(d)	4,595	4,595
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 1.14% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	3,000	3,000
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 1.13%, LOC Bank of America NA, VRDN (a)	2,715	2,715
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Participating VRDN Series PT 1671, 1.14% (Liquidity Facility WestLB AG) (a)(d)	5,720	5,720
		62,640
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - 2.5%
Milwaukee County Gen. Oblig. Participating VRDN Series PT 2197, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 4,945	$ 4,945
Milwaukee Swr. Rev. Participating VRDN Series ROC II R4500, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	3,585	3,585
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.24%, VRDN (a)	7,600	7,600
Wisconsin Gen. Oblig.:
Participating VRDN:
Series MS 900, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)	2,495	2,495
Series MS 901, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)	5,245	5,245
Series PT 967, 1.12% (Liquidity Facility Lloyds TSB Bank PLC) (a)(d)	8,925	8,925
Series 1998 B, 1.11% 8/16/04 (Liquidity Facility Bank of Nova Scotia), CP	9,950	9,950
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series PT 917, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,020	3,020
Series Putters 399, 1.12% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,245	3,245
		49,010
	Shares
Fidelity Tax-Free Cash Central Fund, 1.05% (b)(c)	27,311,400	27,311
TOTAL INVESTMENT PORTFOLIO - 99.1%		1,940,541
NET OTHER ASSETS - 0.9%		17,988
NET ASSETS - 100%		$ 1,958,529
Total Cost for Federal Income Tax Purposes		$ 1,940,541
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,415,000 or 0.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Houston Gen. Oblig. Bonds Series ROC II R242, 1.25%, tender 10/21/04 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	10/22/03	$ 3,875
Indiana Trans. Fin. Auth. Hwy. Bonds Series MS 853, 1.2%, tender 2/10/05 (Liquidity Facility Morgan Stanley)	9/24/03	$ 2,000
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	4/26/00	$ 1,100
New Jersey Trans. Trust Fund Auth. Bonds Series PT 1940, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	1/16/04	$ 1,000
Security	Acquisition Date	Cost (000s)
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT 833, 1.25%, tender 8/19/04 (Liquidity Facility Svenska Handelsbanken AB)	7/10/03 - 8/22/03	$ 4,360
Univ. of Illinois Auxiliary Facilities Sys. Rev. Bonds Series Merlots 01 A105, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	7/16/04	$ 3,080

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Managment Funds: Tax-Exempt Fund

Daily Money Class
Capital Reserves Class

July 31, 2004

DTE-QTLY-0904

1.804884.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.1%
	Principal Amount (000s)	Value (000s)
Alabama - 1.2%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 1.12% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(d)	$ 10,000	$ 10,000
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 1.23%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	600	600
Houston County Health Care Auth. Rev. Participating VRDN Series PT 880, 1.12% (Liquidity Facility Danske Bank AS) (a)(d)	3,100	3,100
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev.:
(Baptist Med. Ctr. Proj.) Series 1994 A, 1.13%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	3,900	3,900
Series 1985 G, 1.1% (AMBAC Insured), VRDN (a)	6,635	6,635
		24,235
Alaska - 1.0%
Alaska Hsg. Fin. Corp. Participating VRDN Series Merlots 99 D, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(d)	1,100	1,100
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 1397, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,670	4,670
Alaska Muni. Bond Bank Auth. Participating VRDN Series PT 1986, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,815	5,815
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(d)	3,145	3,145
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.) Series 1994 C, 1.8%, tender 6/1/05 (a)	5,700	5,700
		20,430
Arizona - 1.4%
Arizona State Univ. Revs. Participating VRDN Series ROC II R174, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	1,295	1,295
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2003 B:
1.35% 1/5/05, LOC Dexia Cr. Local de France, CP	2,400	2,400
1.5% 3/3/05, LOC Dexia Cr. Local de France, CP	1,000	1,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,200	1,200
Phoenix Gen. Oblig. Participating VRDN Series Putters 173, 1.12% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,745	1,745
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (La Cholla Apt. Proj.) Series 1996, 1.15%, LOC JPMorgan Chase Bank, VRDN (a)	$ 4,100	$ 4,100
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series A, 5% 1/1/05	1,195	1,214
Participating VRDN:
Series PT 1512, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,000	1,000
Series ROC II R1003, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	3,995	3,995
Series SG 03 160, 1.12% (Liquidity Facility Societe Generale) (a)(d)	3,600	3,600
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 1.08%, LOC Bank of America NA, VRDN (a)	6,000	6,000
		27,549
California - 10.8%
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN:
Series EGL 03 19, 1.11% (Liquidity Facility Citibank NA, New York) (a)(d)	6,930	6,930
Series FRRI 03 L11, 1.13% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	4,300	4,300
Series FRRI 03 L12, 1.13% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	3,000	3,000
Series PA 1099, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	10,000	10,000
Series Putters 395, 1.11% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	16,655	16,655
California Econ. Recovery Participating VRDN Series ROC II R2114, 1.11% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	5,175	5,175
California Gen. Oblig. Participating VRDN:
Series Putters 132, 1.11% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,495	2,495
Series Putters 245, 1.11% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,660	6,660
California Health Facilities Fing. Auth. Rev. Participating VRDN Series MS 26, 1.08% (Liquidity Facility Morgan Stanley) (a)(d)	2,150	2,150
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN Series EGL 03 42, 1.11% (Liquidity Facility Citibank NA, New York) (a)(d)	14,300	14,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2002 B, 1.15%, VRDN (a)	$ 2,200	$ 2,200
Carson Redev. Agcy. Participating VRDN Series ROC II R2076, 1.11% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	3,195	3,195
El Camino Cmnty. College District Participating VRDN Series PT 2058, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,430	5,430
Los Angeles Muni. Impt. Corp. Lease Rev. Participating VRDN Series PT 1405, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	9,980	9,980
Los Angeles Reg'l. Arpt. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 1.29%, LOC Societe Generale, VRDN (a)	3,100	3,100
Los Angeles Unified School District Participating VRDN:
Series EGL 03 0043, 1.11% (Liquidity Facility Citibank NA, New York) (a)(d)	4,900	4,900
Series MS 924, 1.08% (Liquidity Facility Morgan Stanley) (a)(d)	8,454	8,454
Series PT 1763, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	8,000	8,000
Series PT 1855, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,280	7,280
Series Putters 487, 1.11% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(d)	12,800	12,800
Series Putters 488, 1.11% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	13,490	13,490
Poway Unified School District Participating VRDN Series PT 1889, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,100	1,100
Rancho Mirage Redev. Agcy. Tax Allocation Rev. Participating VRDN Series PT 2050, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,990	6,990
San Diego Unified School District Participating VRDN Series MS 01 847, 1.09% (Liquidity Facility Morgan Stanley) (a)(d)	4,230	4,230
San Jose Redev. Agcy. Tax Allocation Participating VRDN:
Series Floaters 588, 1.09% (Liquidity Facility Morgan Stanley) (a)(d)	9,735	9,735
Series MS 02 749, 1.09% (Liquidity Facility Morgan Stanley) (a)(d)	6,995	6,995
Series Putters 158, 1.11% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
Santa Margarita/Dana Point Auth. Rev. Participating VRDN Series Putters 439, 1.11% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,530	5,530
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Santa Rosa High School District Participating VRDN Series PT 2193, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 4,380	$ 4,380
Univ. of California Revs. Participating VRDN:
Series MSDW 00 480, 1.09% (Liquidity Facility Morgan Stanley) (a)(d)	4,640	4,640
Series PA 1168, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	10,000	10,000
Series PT 1859, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,660	6,660
		211,754
Colorado - 1.2%
Colorado Ed. Ln. Prog. TRAN 1.75% 8/9/04	3,300	3,300
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 1.24%, LOC Bank One NA, Chicago, VRDN (a)	1,000	1,000
(Catholic Health Initiatives Proj.) Series 2000, 1.11% (Liquidity Facility Bank One NA), VRDN (a)	2,000	2,000
(Sisters of Charity Leavenworth Proj.) 1.1%, VRDN (a)	2,000	2,000
Colorado Hsg. & Fin. Auth. Series 2001 AA1, 1.09% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	3,640	3,640
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 1.14% (Liquidity Facility Societe Generale) (a)(d)	6,800	6,800
Larimer County School District #R1, Poudre Participating VRDN Series ROC II R4535, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	2,840	2,840
Southern Ute Indian Tribe of Southern Ute Indian Reservation Bonds 1.08%, tender 8/2/04 (a)	1,300	1,300
		22,880
Connecticut - 0.1%
Connecticut Gen. Oblig. Participating VRDN Series 03 0011, 1.08% (Liquidity Facility Citibank NA, New York) (a)(d)	2,500	2,500
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.37%, VRDN (a)	3,500	3,500
Series 1999 A, 1.42%, VRDN (a)	1,400	1,400
(Peninsula United Methodist Homes, Inc. Proj.) Series 1997 B, 1.09%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,545	4,545
		9,445
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 0.3%
District of Columbia Rev.:
(American Assoc. Med. Colleges Proj.) 1.17% (AMBAC Insured), VRDN (a)	$ 3,575	$ 3,575
(Defenders of Wildlife Proj.) 1.13%, LOC Bank of America NA, VRDN (a)	2,750	2,750
		6,325
Florida - 6.1%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series PT 834, 1.12% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	1,040	1,040
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 1.08%, LOC Freddie Mac, VRDN (a)	2,000	2,000
Clay County Utils. Sys. Rev. Series 2003 A, 1.08%, LOC Bank of America NA, VRDN (a)	6,415	6,415
Dade County Hsg. Fin. Auth. Hosp. Rev. Participating VRDN Series PT 1770, 1.12% (Liquidity Facility WestLB AG) (a)(d)	2,610	2,610
Dade County Wtr. & Swr. Sys. Rev. Participating VRDN Series SG 74, 1.12% (Liquidity Facility Societe Generale) (a)(d)	1,210	1,210
Duval County Hsg. Fin. Auth. Multi-family Hsg. Mtg. Rev. (Lighthouse Bay Apts. Proj.) 1.08%, LOC Freddie Mac, VRDN (a)	4,230	4,230
Florida Board of Ed. Participating VRDN Series MSTC 01 131, 1.14% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	13,255	13,255
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 0902, 1.14% (Liquidity Facility Citibank NA, New York) (a)(d)	13,000	13,000
Series EGL 01 0905, 1.14% (Liquidity Facility Citibank NA, New York) (a)(d)	10,200	10,200
Series PT 1223, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,000	7,000
Florida Board of Ed. Pub. Ed. Participating VRDN Series SGA 00 102, 1.14% (Liquidity Facility Societe Generale) (a)(d)	11,580	11,580
Florida Local Govt. Fin. Auth. Rev. Series A:
1.11% 9/1/04, LOC Wachovia Bank NA, CP	1,930	1,930
1.12% 9/1/04, LOC Wachovia Bank NA, CP	2,060	2,060
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 1.14% (Liquidity Facility Societe Generale) (a)(d)	2,910	2,910
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.) Series C, 1.23%, VRDN (a)	2,700	2,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	$ 1,695	$ 1,695
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 1.15%, VRDN (a)	6,750	6,750
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series PT 2173, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,095	2,095
Miami-Dade County Edl. Facilities Auth. Rev. Participating VRDN Series PT 2097, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,750	1,750
Palm Beach County Rev. (Planned Parenthood Proj.) 1.1%, LOC Northern Trust Co., Chicago, VRDN (a)	2,700	2,700
Pasco County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Carlton Arms of Magnolia Valley Proj.) Series 1985, 1.215%, LOC Wachovia Bank NA, VRDN (a)	2,415	2,415
Santa Rosa County Health Facilities Rev. (Baptists Hosp., Inc. Proj.) 1.08%, LOC Bank of America NA, VRDN (a)	3,000	3,000
Sunshine State Govt. Fing. Commission Rev.:
Series A, 1.09% 8/12/04 (FGIC Insured) (AMBAC Insured), CP	3,135	3,135
Series C, 1.12% 8/6/04 (AMBAC Insured), CP	3,000	3,000
Series G, 1.05% 8/5/04 (FGIC Insured), CP	1,300	1,300
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,000	2,000
Univ. of Florida Research Foundation, Inc. Cap. Impt. Rev. 1.12%, LOC Wachovia Bank NA, VRDN (a)	2,760	2,760
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 1.08%, LOC Fannie Mae, VRDN (a)	4,415	4,415
		119,155
Georgia - 2.1%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN Series SGA 145, 1.15% (Liquidity Facility Societe Generale) (a)(d)	6,000	6,000
Augusta Wtr. & Swr. Rev. Participating VRDN Series SGA 03 140, 1.15% (Liquidity Facility Societe Generale) (a)(d)	7,000	7,000
Dalton Dev. Auth. Rev. (Hamilton Health Systems Proj.) 1.08%, LOC Bank of America NA, VRDN (a)	5,000	5,000
Fulton County Hsg. Auth. Rev. (Legacy Cmnty. Partnership, Inc. Proj.) 1.18% (American Int'l. Group, Inc. Guaranteed), VRDN (a)	3,600	3,600
Fulton DeKalb Hosp. Auth. Hosp. Rev. Participating VRDN Series ROC II R2127, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Gainesville & Hall County Dev. Auth. Rev. (Lanier Village Estates Proj.) 1.2%, LOC Bank of America NA, VRDN (a)	$ 10,750	$ 10,750
Georgia Muni. Elec. Auth. Bonds Series 1985 B, 1.09% tender 8/3/04, LOC JPMorgan Chase Bank, CP mode	2,250	2,250
Whitfield County Residential Care Facilities Auth. Rev. (Royal Oaks Sr. Living Cmnty. Proj.) 1.08%, LOC Wachovia Bank NA, VRDN (a)	3,315	3,315
		40,915
Hawaii - 0.5%
Hawaii Gen. Oblig. Participating VRDN:
Series MS 01 594, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)	2,395	2,395
Series PT 2301, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,310	3,310
Honolulu City & County Gen. Oblig. Participating VRDN Series PT 2150, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,100	5,100
		10,805
Illinois - 6.2%
Chicago Board of Ed. Participating VRDN Series BA 96 BB, 1.18% (Liquidity Facility Bank of America NA) (a)(d)	3,400	3,400
Chicago Gen. Oblig. Participating VRDN:
Series EGL 01 1303, 1.23% (Liquidity Facility Citibank NA, New York) (a)(d)	2,500	2,500
Series PT 1592, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,890	5,890
Chicago O'Hare Int'l. Arpt. Rev. Series C, 1.1%, LOC Societe Generale, VRDN (a)	1,370	1,370
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 1.14% (Liquidity Facility Citibank NA, New York) (a)(d)	10,005	10,005
Chicago Wtr. Rev. Participating VRDN Series Merlots 97 V, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(d)	1,285	1,285
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 1.14% (Liquidity Facility Citibank NA, New York) (a)(d)	1,200	1,200
Series PA 591, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,305	5,305
Illinois Dev. Fin. Auth. Rev. (Aurora Central Catholic High School Proj.) Series 1994, 1.4%, LOC Allied Irish Banks PLC, VRDN (a)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN Series EGL 03 0060, 1.14% (Liquidity Facility Citibank NA, New York) (a)(d)	$ 4,690	$ 4,690
(Elmhurst College Proj.) 1.08%, LOC Bank One NA, Chicago, VRDN (a)	3,000	3,000
Illinois Gen. Oblig.:
Participating VRDN:
Series MS 98 143, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)	1,500	1,500
Series PT 1881, 1.12% (Liquidity Facility WestLB AG) (a)(d)	7,505	7,505
Series PT 2131, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,780	7,780
Series Putters 133, 1.12% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(d)	4,360	4,360
Series Putters 409, 1.12% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,900	2,900
Series 2003 B, 1.09% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	10,000	10,000
Illinois Health Facilities Auth. Rev.:
Bonds (Univ. of Chicago Hosp. & Health Ctr. Proj.) 6% 8/15/04 (MBIA Insured)	2,775	2,780
(Swedish Covenant Hosp. Proj.) Series 2003 A, 1.1%, LOC Lasalle Bank NA, VRDN (a)	1,250	1,250
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 1.16% (Liquidity Facility Bank of America NA) (a)(d)	2,000	2,000
Series EGL 01 1306, 1.14% (Liquidity Facility Citibank NA, New York) (a)(d)	1,600	1,600
Series Merlots 01 A86, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(d)	3,775	3,775
Series Merlots 01 A93, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(d)	3,665	3,665
Series Merlots 02 A24, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(d)	4,975	4,975
Series SGB 10, 1.14% (Liquidity Facility Societe Generale) (a)(d)	7,745	7,745
Series SGB 19, 1.14% (Liquidity Facility Societe Generale) (a)(d)	1,000	1,000
Illinois Sales Tax Rev. Participating VRDN:
Series PT 1655, 1.12% (Liquidity Facility WestLB AG) (a)(d)	3,220	3,220
Series PT 896, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,800	3,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	$ 1,111	$ 1,111
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 1.48%, LOC Lasalle Bank NA, VRDN (a)	3,375	3,375
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series PA 1058, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,350	1,350
Univ. of Illinois Auxiliary Facilities Sys. Rev. Bonds Series Merlots 01 A105, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	3,080	3,080
Winnebago County Rev. (The Mill Proj.) Series 1996, 1.22%, LOC Bank One NA, Chicago, VRDN (a)	3,120	3,120
		121,536
Indiana - 4.2%
Hanover Ind. Multi-School Bldg. Participating VRDN Series PT 2224, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,545	5,545
Indiana Dev. Fin. Auth. Rev. (Indiana Historical Society Proj.) 1.08%, LOC Bank One NA, Chicago, VRDN (a)	14,900	14,900
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series B, 1.11%, LOC Bank One NA, Chicago, VRDN (a)	8,630	8,630
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series E1, 1.2% 1/6/05	4,330	4,330
Indiana Trans. Fin. Auth. Hwy.:
Bonds Series MS 853, 1.2%, tender 2/10/05 (Liquidity Facility Morgan Stanley) (a)(d)(e)	2,000	2,000
Participating VRDN:
Series Merlots B21, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(d)	4,165	4,165
Series PT 2296, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,330	5,330
Indiana Univ. Revs.:
1.13% 8/11/04, LOC Bank One NA, Chicago, CP	1,500	1,500
1.13% 8/11/04, LOC Bank One NA, Chicago, CP	1,015	1,015
Indianapolis Local Pub. Impt. Bond Bank Series F1, 1.1% (MBIA Insured), VRDN (a)	5,775	5,775
Indianapolis Resource Recovery Rev. Bonds (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/04 (AMBAC Insured)	3,520	3,585
M.S.D. Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(d)	6,595	6,595
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) 1.08%, LOC Bank of America NA, VRDN (a)	$ 4,100	$ 4,100
Purdue Univ. Rev. Series 2004 S, 1.12%, VRDN (a)	1,825	1,825
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 1.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,600	6,600
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L3, 1.13% tender 8/11/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,400	2,400
Series 1985 L5, 1.13% tender 8/11/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,600	4,600
		82,895
Iowa - 0.2%
Des Moines Gen. Oblig. Participating VRDN Series PT 2268, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,365	3,365
Kansas - 0.2%
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 1.12% (Liquidity Facility Societe Generale) (a)(d)	3,000	3,000
Kentucky - 3.7%
Clark County Poll. Cont. Rev. Bonds (East Kentucky Pwr. Coop., Inc. Proj.) Series J2, 1.08%, tender 10/15/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)	2,005	2,005
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.):
1.08% tender 8/13/04, LOC Fifth Third Bank, Cincinnati, CP mode	1,515	1,515
1.17% tender 9/8/04, LOC Fifth Third Bank, Cincinnati, CP mode	6,100	6,100
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.):
Series 1993 A, 1.08% tender 8/12/04, CP mode	4,500	4,500
Series 2001 A, 1.13% tender 8/11/04, CP mode	15,000	15,000
Kentucky Asset/Liability Commission Gen. Fund Rev. TRAN Series A, 3% 6/29/05	15,000	15,195
Kentucky Property & Bldgs. Commission Revs. Participating VRDN Series PT 2160, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,610	7,610
Louisville & Jefferson County Metro. Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) 1.08%, LOC Freddie Mac, VRDN (a)	12,975	12,975
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 1.3% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	$ 1,400	$ 1,400
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.08% tender 8/12/04, CP mode	5,500	5,500
		71,800
Louisiana - 0.3%
East Baton Rouge Parish Sales & Use Tax Participating VRDN Series PT 2037, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	4,065	4,065
Louisiana Pub. Facilities Auth. Rev. Bonds (Christus Health Proj.) Series B, 1.13% tender 8/6/04 (AMBAC Insured) (Liquidity Facility Cr. Suisse First Boston Bank), CP mode	2,100	2,100
		6,165
Maine - 0.7%
Maine Hsg. Auth. Mtg. Purchase Rev. Series 2003 E1, 1.1% (AMBAC Insured), VRDN (a)	10,000	10,000
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901, 1.14% (Liquidity Facility Citibank NA, New York) (a)(d)	3,000	3,000
		13,000
Maryland - 2.8%
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.09% tender 8/13/04, LOC Wachovia Bank NA, CP mode	1,300	1,300
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.23% tender 8/25/04, LOC Wachovia Bank NA, CP mode	940	940
Maryland Dept. of Trans. Consolidated Trans. Rev. Participating VRDN Series PA 1259, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,300	3,300
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MS 01 825, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)	5,000	5,000
Series MS 829, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)	1,895	1,895
Series A, 1.08% 8/18/04, CP	12,480	12,480
Series B:
1.11% 8/2/04, CP	10,000	10,000
1.11% 8/16/04, CP	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Gen. Oblig. Series 2002, 1.1% 8/6/04 (Liquidity Facility Toronto-Dominion Bank), CP	$ 10,000	$ 10,000
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN Series PA 40, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,400	1,400
		54,315
Massachusetts - 0.3%
Massachusetts Gen. Oblig.:
Participating VRDN Series EGL 04 0005, 1.11% (Liquidity Facility Citibank NA) (a)(d)	4,200	4,200
Series 2001 C, 1.12% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	2,000	2,000
		6,200
Michigan - 4.0%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 1.16%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	9,000	9,000
Detroit City School District Participating VRDN:
Series PT 1581, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,495	6,495
Series PT 1844, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,965	3,965
Series PT 2158, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,475	2,475
Detroit Swr. Disp. Rev. Participating VRDN:
Series Merlots 01 A103, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(d)	1,200	1,200
Series SGB 47, 1.14% (Liquidity Facility Societe Generale) (a)(d)	5,110	5,110
Michigan Bldg. Auth. Rev. Participating VRDN:
Series EGL 01 2204, 1.14% (Liquidity Facility Citibank NA, New York) (a)(d)	17,235	17,235
Series Stars 101, 1.12% (Liquidity Facility BNP Paribas SA) (a)(d)	1,715	1,715
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Participating VRDN Series PT 732, 1.12% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)	7,700	7,700
(Health Care Equip. Ln. Prog.):
Series B, 1.07%, LOC Standard Fed. Bank, VRDN (a)	2,000	2,000
1.07%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	12,000	12,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Pub. Pwr. Agcy. Rev. Participating VRDN Series PA 1102, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 1,780	$ 1,780
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.):
Series 1988 A, 1.45%, VRDN (a)	2,900	2,900
1.65%, VRDN (a)	1,700	1,700
Wyandotte City School District Participating VRDN Series PT 1790, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	2,910	2,910
		78,185
Minnesota - 1.6%
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev. Participating VRDN Series Merlots 00 ZZ, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(d)	1,840	1,840
Minneapolis Spl. School District #1 RAN Series B, 1.75% 8/6/04 (Minnesota Gen. Oblig. Guaranteed)	2,000	2,000
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)	3,100	3,100
Series MS 953, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)	2,500	2,500
Series ROC II 99 4, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	3,950	3,950
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1.15%, LOC Fannie Mae, VRDN (a)	2,350	2,350
Rockford Independent School District #883 Participating VRDN Series ROC II R30, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	5,115	5,115
South Washington County Independent School District #833 Participating VRDN Series ROC II R34, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	7,080	7,080
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Bonds Series A, 5% 1/1/05	2,510	2,549
		30,484
Mississippi - 0.4%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 1.1%, VRDN (a)	6,900	6,900
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	1,100	1,100
		8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - 1.3%
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN Series PT 1843, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 6,865	$ 6,865
Missouri Envir. Impt. & Energy Resource Auth. Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1992, 1.98%, VRDN (a)	1,400	1,400
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group Proj.) Series 2001 A, 1.15%, VRDN (a)	3,900	3,900
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 02 6026, 1.14% (Liquidity Facility Citibank NA, New York) (a)(d)	2,700	2,700
Saint Louis Arpt. Rev. Series A, 1.1% 8/17/04, LOC JPMorgan Chase Bank, CP	10,000	10,000
		24,865
Nebraska - 0.3%
Lincoln San. Swr. Rev. 1.15% 8/23/04 (Liquidity Facility JPMorgan Chase Bank), CP	2,000	2,000
Nebraska Pub. Pwr. District Rev. Series A, 1.15% 8/23/04, CP	2,000	2,000
Omaha Gen. Oblig. Participating VRDN Series EGL 00 2701, 1.14% (Liquidity Facility Citibank NA, New York) (a)(d)	2,000	2,000
		6,000
Nevada - 0.6%
Clark County School District Participating VRDN Series Putters 398, 1.12% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,470	3,470
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 1.14% (Liquidity Facility Societe Generale) (a)(d)	2,500	2,500
Washoe County School District Gen. Oblig. Bonds 5% 8/1/04 (FSA Insured)	6,795	6,795
		12,765
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 1.12% tender 9/13/04, CP mode	3,500	3,500
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Monadnock Cmnty. Hosp. Proj.) 1.11%, LOC Suntrust Bank, VRDN (a)	8,075	8,075
		11,575
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 0.2%
New Jersey Trans. Trust Fund Auth.:
Bonds Series PT 1940, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	$ 1,000	$ 1,000
Participating VRDN Series PT 1751, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,000	3,000
		4,000
New Mexico - 0.5%
New Mexico Gen. Oblig. Participating VRDN Series LB04 L38, 1.14% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	10,000	10,000
New York - 3.3%
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN Series PA 996, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,345	6,345
New York City Gen. Oblig. Participating VRDN Series ROC II 251, 1.15% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	3,800	3,800
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 04 0015, 1.1% (Liquidity Facility Citibank NA) (a)(d)	5,000	5,000
Series PA 523, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	14,000	14,000
Series PT 2114, 1.1% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,500	6,500
Series 6, 1.1% 8/24/04 (Liquidity Facility Landesbank Baden-Wuerttemberg) (Liquidity Facility Landesbank Hessen-Thuringen), CP	10,000	10,000
New York State Dorm. Auth. Revs. Participating VRDN:
Series Stars 04 76, 1.1% (Liquidity Facility BNP Paribas SA) (a)(d)	5,520	5,520
Series Stars 77, 1.1% (Liquidity Facility BNP Paribas SA) (a)(d)	5,615	5,615
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN Series MS 00 368, 1.11% (Liquidity Facility Morgan Stanley) (a)(d)	1,460	1,460
New York Transitional Fin. Auth. Rev. Participating VRDN:
Series MSDW 00 319, 1.11% (Liquidity Facility Morgan Stanley) (a)(d)	3,760	3,760
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Transitional Fin. Auth. Rev. Participating VRDN: - continued
Series PT 2025, 1.11% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 1,000	$ 1,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series Putters 304, 1.1% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(d)	1,995	1,995
		64,995
Non State Specific - 0.1%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 13, 1.2% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	1,400	1,400
North Carolina - 1.0%
North Carolina Cap. Facilities Ed. Rev. (Greensboro College Proj.) 1.08%, LOC Bank of America NA, VRDN (a)	7,800	7,800
North Carolina Cap. Facilities Fin. Agcy. Student Rev. (Wolfpack Club Student Hsg. Fund LLC Proj.) Series A, 1.09%, LOC Wachovia Bank NA, VRDN (a)	5,800	5,800
North Carolina Gen. Oblig. Participating VRDN:
Series MSTC 01 125, 1.13% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	1,200	1,200
Series PT 2115, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,465	5,465
		20,265
Ohio - 2.3%
Bellefontaine Healthcare Facilities Rev. (High Point Reg'l. Cancer Ctr. Proj.) 1.13%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	3,910	3,910
Delaware Gen. Oblig. BAN 2% 8/5/04	2,500	2,500
Fairfield County Gen. Oblig. BAN 1.75% 9/24/04	2,250	2,252
Franklin County Health Care Facilities Rev. (Nat'l. Church Residences Proj.) Series B, 1.18%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	6,440	6,440
Lakewood City School District BAN 1.75% 9/14/04	2,500	2,502
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306, 1.1% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(d)	12,630	12,630
Ohio Higher Edl. Facility Commission Rev.:
(Pooled Fing. Prog.):
Series 1996, 1.2%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	900	900
Series 1997, 1.2%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Pooled Fing. Prog.): - continued
Series B, 1.1%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	$ 5,000	$ 5,000
(The College of Mount Saint Joseph Proj.) 1.11%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	2,560	2,560
Ohio Univ. Gen. Receipts Rev. Bonds (Ohio State Univ. Proj.) Series 2003 C, 0.98% tender 9/3/04, CP mode	3,150	3,150
		44,844
Oklahoma - 0.7%
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 1.11% (AMBAC Insured), VRDN (a)	13,600	13,600
Oregon - 1.1%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series PT 1435, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,500	6,500
Oregon Gen. Oblig. TAN 2.25% 11/15/04	10,500	10,536
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 1.24% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	4,300	4,300
		21,336
Pennsylvania - 5.7%
Allegheny County Indl. Dev. Auth. Rev. (United Jewish Federation Proj.) Series 1996 A, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,900	2,900
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series EGL 95 3503, 1.14% (Liquidity Facility Citibank NA, New York) (a)(d)	1,500	1,500
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Communities Proj.) Series 2003, 1.11%, LOC Allied Irish Banks PLC, VRDN (a)	5,100	5,100
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,400	2,400
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.:
Bonds (Exelon Generation Co. LLC Proj.) Series B, 1.08% tender 8/16/04, LOC Wachovia Bank NA, CP mode	5,500	5,500
(Gaudenzia Foundation, Inc. Prog.) 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,520	4,520
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 30, 1.15% (Liquidity Facility Societe Generale) (a)(d)	5,700	5,700
Northampton Gen. Purp. Auth. (Lehigh Univ. Proj.) 1.09% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Penn State Higher Edl. Facilities Auth. (Student Assoc., Inc. Proj.) Series C, 1.11%, LOC Wachovia Bank NA, VRDN (a)	$ 2,900	$ 2,900
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 396, 1.1% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(King's College Proj.) Series 2001 H6, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,900	4,900
(Messiah College Proj.) Series 2001 14, 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	900	900
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series MS 958, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)	2,750	2,750
Series Putters 371Z, 1.1% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,900	2,900
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series ROC II R1005, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	1,705	1,705
Philadelphia Gen. Oblig.:
Participating VRDN Series MS 01 751, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)	5,330	5,330
TRAN 3% 6/30/05	8,040	8,134
Philadelphia School District TRAN 3% 6/30/05	9,200	9,315
Sayre Health Care Facilities Auth. Rev. (VHA of Pennsylvania, Inc. Cap. Asset Fing. Prog.) Series 1985 K, 1.1% (AMBAC Insured), VRDN (a)	19,800	19,800
Scranton-Lackawanna Health & Welfare Auth. Rev. 1.1%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	18,500	18,500
		111,754
South Carolina - 1.0%
Charleston County Solid Waste User Fee Rev. Participating VRDN Series Stars 85, 1.12% (Liquidity Facility BNP Paribas SA) (a)(d)	5,355	5,355
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Allen Univ. Proj.) 1.13%, LOC Bank of America NA, VRDN (a)	1,000	1,000
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 1.13%, LOC Bank of America NA, VRDN (a)	6,050	6,050
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series ROC II R6007, 1.14% (Liquidity Facility Citibank NA) (a)(d)	$ 4,585	$ 4,585
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.95% tender 8/12/04, CP mode	2,500	2,500
		19,490
Tennessee - 0.8%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 1.14% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	2,900	2,900
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 1.08%, LOC Bank of America NA, VRDN (a)	5,000	5,000
Clarksville Pub. Bldg. Auth. Rev. Series 1994, 1.08%, LOC Bank of America NA, VRDN (a)	5,800	5,800
Johnson City Health & Edl. Hosp. Rev. Participating VRDN Series LB 03 L8J, 1.14% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	2,100	2,100
		15,800
Texas - 17.6%
Austin Util. Sys. Rev. Series A, 1.08% 8/18/04, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,050	6,050
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 1.15%, LOC JPMorgan Chase Bank, VRDN (a)	1,300	1,300
Brazos River Hbr. Navigation District of Brazoria County Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 1.2% tender 8/16/04, CP mode	3,500	3,500
Dallas Independent School District Participating VRDN Series PT 2210, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,375	7,375
Denton County Lewisville Independent School District Participating VRDN Series SGA 134, 1.15% (Liquidity Facility Societe Generale) (a)(d)	1,290	1,290
Denton Independent School District Participating VRDN Series MS 451, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)	2,500	2,500
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 1.15% (Liquidity Facility Societe Generale) (a)(d)	1,000	1,000
Duncanville Independent School District Participating VRDN Series SGA 149, 1.15% (Liquidity Facility Societe Generale) (a)(d)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Granbury Independent School District Participating VRDN Series SG 129, 1.12% (Liquidity Facility Societe Generale) (a)(d)	$ 4,815	$ 4,815
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 1.15%, LOC JPMorgan Chase Bank, VRDN (a)	700	700
Harris County Gen. Oblig.:
Participating VRDN:
Series EGL 01 4305, 1.14% (Liquidity Facility Citibank NA, New York) (a)(d)	6,900	6,900
Series MSTC 01 126 Class A, 1.14% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	26,000	26,000
Series D1, 1.11% 8/13/04, CP	3,910	3,910
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 1.14% (MBIA Insured), VRDN (a)	3,500	3,500
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 00 4307, 1.14% (Liquidity Facility Citibank NA, New York) (a)(d)	9,000	9,000
Series SG 03 161, 1.14% (Liquidity Facility Societe Generale) (a)(d)	1,400	1,400
Houston Cmnty. College Sys. Rev. Participating VRDN:
Series Putters 380, 1.12% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,525	5,525
Series ROC II 2084, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	2,520	2,520
Houston Gen. Oblig.:
Bonds Series ROC II R242, 1.25%, tender 10/21/04 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)(e)	3,875	3,875
Participating VRDN Series PT 969, 1.12% (Liquidity Facility DEPFA BANK PLC) (a)(d)	7,200	7,200
Series A, 1.12% 8/5/04, CP	2,800	2,800
Houston Independent School District Bonds 1.73%, tender 6/15/05 (Permanent School Fund of Texas Guaranteed) (a)	5,650	5,650
Houston Util. Sys. Rev. Participating VRDN Series PT 2243, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,175	7,175
Hunt Memorial Hosp. District Rev. Series 1998, 1.13% (FSA Insured), VRDN (a)	4,770	4,770
Katy Independent School District Bonds Series 2004 C, 1.85%, tender 8/4/04 (Permanent School Fund of Texas Guaranteed) (a)	2,500	2,500
Lower Colorado River Auth. Rev. Participating VRDN Series STARS 72, 1.12% (Liquidity Facility BNP Paribas SA) (a)(d)	8,190	8,190
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series PT 1818, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 4,265	$ 4,265
Pearland Independent School District Participating VRDN Series SG 106, 1.12% (Liquidity Facility Societe Generale) (a)(d)	500	500
Plano Independent School District Participating VRDN Series SGA 128, 1.15% (Liquidity Facility Societe Generale) (a)(d)	1,680	1,680
Princeton Independent School District Participating VRDN Series SGB 02 41A, 1.14% (Liquidity Facility Societe Generale) (a)(d)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 1.15% (Liquidity Facility Societe Generale) (a)(d)	7,070	7,070
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series MS 00 469, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)	9,995	9,995
Series SG 101, 1.12% (Liquidity Facility Societe Generale) (a)(d)	2,700	2,700
Series SG 104, 1.12% (Liquidity Facility Societe Generale) (a)(d)	12,250	12,250
Series SG 105, 1.12% (Liquidity Facility Societe Generale) (a)(d)	11,700	11,700
Series A:
1.05% 8/5/04, CP	2,300	2,300
1.12% 8/6/04, CP	4,000	4,000
1.12% (Liquidity Facility Bank of America NA), VRDN (a)	20,275	20,275
San Antonio Independent School District Bonds Series AAB 01 28, 1.15%, tender 8/6/04 (Liquidity Facility ABN-AMRO Bank NV) (a)(d)	1,400	1,400
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(d)	1,000	1,000
Socorro Independent School District Participating VRDN Series EGL 00 4306, 1.14% (Liquidity Facility Citibank NA, New York) (a)(d)	5,805	5,805
Splendora Higher Ed. Facilities Corp. Rev. (Fellowship Christian Academy Proj.) 1.13%, LOC Bank of America NA, VRDN (a)	3,100	3,100
Spring Branch Independent School District Bonds 1.133%, tender 9/9/04 (Permanent School Fund of Texas Guaranteed) (a)	16,000	16,000
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series PT 976, 1.12% (Liquidity Facility Lloyds TSB Bank PLC) (a)(d)	7,995	7,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev. 1.1%, LOC Freddie Mac, VRDN (a)	$ 15,750	$ 15,750
Texas Gen. Oblig.:
Participating VRDN Series EGL 03 0026, 1.14% (Liquidity Facility Citibank NA, New York) (a)(d)	2,400	2,400
TRAN 2% 8/31/04	48,375	48,408
Texas Pub. Fin. Auth. Series 2002 B, 1.15% 9/8/04 (Liquidity Facility Texas Gen. Oblig.), CP	3,500	3,500
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT 833, 1.25%, tender 8/19/04 (Liquidity Facility Svenska Handelsbanken AB) (a)(d)(e)	4,360	4,360
Tyler Wtrwks. & Swr. Rev. Participating VRDN Series SGA 112, 1.14% (Liquidity Facility Societe Generale) (a)(d)	10,000	10,000
Univ. of Texas Univ. Revs. Series 2002 A, 1.1% 8/2/04 (Liquidity Facility Utmico), CP	13,000	13,000
		344,148
Utah - 2.9%
Emery County Poll. Cont. Rev. (Pacificorp. Proj.) Series 1991, 1.08%, LOC Cr. Suisse First Boston Bank, VRDN (a)	9,350	9,350
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 1985 F, 1.15% tender 8/23/04 (AMBAC Insured) (Liquidity Facility JPMorgan Chase Bank), CP mode	2,600	2,600
Participating VRDN:
Series EGL 96 C4402 Class A, 1.14% (Liquidity Facility Citibank NA, New York) (a)(d)	4,000	4,000
Series MS 00 409, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)	1,535	1,535
Series MS 175, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)	16,495	16,495
Provo City Hsg. Rev. (Branbury Park, Inc. Proj.) Series 1987 A, 1.12%, LOC Bank One NA, Chicago, VRDN (a)	3,730	3,730
Salt Lake County Hosp. Rev. Participating VRDN Series PT 1467, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,365	6,365
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series 2001 C, 1.09%, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Participating VRDN Series PT 1813, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 2,490	$ 2,490
Utah Wtr. Fin. Agcy. Rev. Participating VRDN Series PT 1976, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,165	5,165
		56,730
Vermont - 0.3%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Gifford Med. Ctr. Proj.) Series A, 1.09%, LOC Suntrust Bank, VRDN (a)	5,000	5,000
Virginia - 1.9%
Chesapeake Bay Bridge & Tunnel Commission District Rev. Participating VRDN Series Merlots A39, 1.15% (Liquidity Facility Wachovia Bank NA) (a)(d)	1,600	1,600
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 1.18% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,300	1,300
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. (Winchester Med. Ctr. Proj.) Series 2000, 1.09% (FSA Insured), VRDN (a)	7,325	7,325
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
1.19% tender 8/20/04, CP mode	4,000	4,000
1.20% tender 9/15/04, CP mode	3,400	3,400
1.22% tender 9/17/04, CP mode	4,000	4,000
1.23% tender 9/20/04, CP mode	1,000	1,000
1.24% tender 8/12/04, CP mode	1,000	1,000
Series 1987, 1.1% tender 8/13/04, CP mode	500	500
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apartments Proj.) 1.08%, LOC Bank of America NA, VRDN (a)	4,300	4,300
Peninsula Ports Auth. Health Sys. Rev. (Riverside Health Sys. Proj.) 1.12%, VRDN (a)	7,350	7,350
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)	2,300	2,300
		38,075
Washington - 3.2%
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series MSTC 00 101, 1.14% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	9,795	9,795
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Clark County School District #114, Evergreen Participating VRDN Series STARS 57, 1.12% (Liquidity Facility BNP Paribas SA) (a)(d)	$ 2,775	$ 2,775
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 734, 1.12% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)	7,000	7,000
Series ROC II R152, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	2,230	2,230
King County Gen. Oblig. Participating VRDN Series ROC II R1028, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	5,330	5,330
King County Swr. Rev.:
Participating VRDN Series MS 01 554, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)	5,000	5,000
Series 2001 B, 1.09%, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,285	1,285
Port of Seattle Gen. Oblig. Series 2002 A2, 1.13% 8/9/04, LOC Bayerische Landesbank Girozentrale, CP	2,080	2,080
Port Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 1984 A, 1.08%, LOC Bank of America NA, VRDN (a)	4,235	4,235
Spokane Pub. Facilities District Hotel & Motel Tax & Sales Use Tax Rev. Participating VRDN Series ROC II R2041, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	3,980	3,980
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 1.13%, LOC Bank of America NA, VRDN (a)	1,000	1,000
Washington Gen. Oblig. Participating VRDN:
Series SGA 35, 1.15% (Liquidity Facility Societe Generale) (a)(d)	1,000	1,000
Series SGB 09, 1.14% (Liquidity Facility Societe Generale) (a)(d)	900	900
Series SGB 11, 1.14% (Liquidity Facility Societe Generale) (a)(d)	4,595	4,595
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 1.14% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	3,000	3,000
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 1.13%, LOC Bank of America NA, VRDN (a)	2,715	2,715
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Participating VRDN Series PT 1671, 1.14% (Liquidity Facility WestLB AG) (a)(d)	5,720	5,720
		62,640
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - 2.5%
Milwaukee County Gen. Oblig. Participating VRDN Series PT 2197, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	$ 4,945	$ 4,945
Milwaukee Swr. Rev. Participating VRDN Series ROC II R4500, 1.14% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	3,585	3,585
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.24%, VRDN (a)	7,600	7,600
Wisconsin Gen. Oblig.:
Participating VRDN:
Series MS 900, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)	2,495	2,495
Series MS 901, 1.13% (Liquidity Facility Morgan Stanley) (a)(d)	5,245	5,245
Series PT 967, 1.12% (Liquidity Facility Lloyds TSB Bank PLC) (a)(d)	8,925	8,925
Series 1998 B, 1.11% 8/16/04 (Liquidity Facility Bank of Nova Scotia), CP	9,950	9,950
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series PT 917, 1.12% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,020	3,020
Series Putters 399, 1.12% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,245	3,245
		49,010
	Shares
Other - 1.4%
Fidelity Tax-Free Cash Central Fund, 1.05% (b)(c)	27,311,400	27,311
TOTAL INVESTMENT PORTFOLIO - 99.1%		1,940,541
NET OTHER ASSETS - 0.9%		17,988
NET ASSETS - 100%		$ 1,958,529
Total Cost for Federal Income Tax Purposes		$ 1,940,541
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,415,000 or 0.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Houston Gen. Oblig. Bonds Series ROC II R242, 1.25%, tender 10/21/04 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	10/22/03	$ 3,875
Indiana Trans. Fin. Auth. Hwy. Bonds Series MS 853, 1.2%, tender 2/10/05 (Liquidity Facility Morgan Stanley)	9/24/03	$ 2,000
Mississippi Dev. Bank Spl. Oblig. Bonds Series Merlots 00 HH, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	4/26/00	$ 1,100
New Jersey Trans. Trust Fund Auth. Bonds Series PT 1940, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	1/16/04	$ 1,000
Security	Acquisition Date	Cost (000s)
Tyler Health Facilities Dev. Corp. Hosp. Rev. Bonds Series PT 833, 1.25%, tender 8/19/04 (Liquidity Facility Svenska Handelsbanken AB)	7/10/03 - 8/22/03	$ 4,360
Univ. of Illinois Auxiliary Facilities Sys. Rev. Bonds Series Merlots 01 A105, 1.8%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	7/16/04	$ 3,080

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Treasury Fund

July 31, 2004

UST-QTLY-0904

1.804885.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 22.2%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 1.1%
11/12/04	1.35%	$ 25,000	$ 24,904
U.S. Treasury Bond - principal STRIPS - 0.9%
11/15/04	1.30	20,000	19,924
U.S. Treasury Bonds - 1.0%
11/15/04	1.01	21,400	22,048
U.S. Treasury Notes - 19.2%
8/31/04	1.28	15,000	15,010
8/31/04	1.29	20,000	20,013
8/31/04	1.30	25,000	25,016
9/30/04	1.28	10,000	10,009
10/31/04	1.21	25,000	25,054
10/31/04	1.25	17,285	17,320
11/15/04	1.07	25,000	25,341
11/15/04	1.08	35,000	35,478
11/15/04	1.12	25,000	25,481
11/15/04	1.14	27,000	27,362
11/15/04	1.15	25,000	25,479
11/15/04	1.16	25,000	25,335
11/15/04	1.20	23,625	23,938
11/15/04	1.32	8,000	8,103
11/15/04	1.36	23,000	23,381
11/30/04	1.11	20,000	20,057
11/30/04	1.24	20,000	20,048
11/30/04	1.41	20,000	20,037
2/28/05	1.25	23,625	23,657
3/31/05	1.50	8,000	8,005
			424,124
TOTAL U.S. TREASURY OBLIGATIONS			491,000
Repurchase Agreements - 77.7%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 7/30/04 due 8/2/04 At:
1.31% (a)	$ 15,905	15,903
1.33% (a)	1,585,176	1,585,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
In a joint trading account (Collateralized by U.S. Treasury Obligations) dated:
5/12/04 due 8/10/04 At 1.11% (a)	$ 74,205	$ 74,000
5/14/04 due 8/10/04 At 1.11% (a)	47,128	47,000
TOTAL REPURCHASE AGREEMENTS		1,721,903
TOTAL INVESTMENT PORTFOLIO - 99.9%		2,212,903
NET OTHER ASSETS - 0.1%		1,878
NET ASSETS - 100%		$ 2,214,781

Legend
(a) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$15,903 due 8/2/04 at 1.31%
Barclays Capital Inc.	$ 4,352
Credit Suisse First Boston LLC	3,825
Societe Generale, New York Branch	4,286
State Street Bank and Trust Company	3,440
$ 15,903
Repurchase Agreement/ Counterparty	Value
$1,585,000 due 8/2/04 at 1.33%
ABN AMRO Bank, N.V. - New York Branch	$ 222,046
Banc of America Securities LLC.	222,046
Bear Stearns & Co. Inc.	355,273
Credit Suisse First Boston LLC	222,046
J.P. Morgan Securities, Inc.	222,046
Morgan Stanley & Co. Incorporated.	230,520
UBS Securities LLC	111,023
$ 1,585,000
$74,000 due 8/10/04 at 1.11%
Deutsche Bank Securities Inc.	$ 74,000
$ 74,000
$47,000 due 8/10/04 at 1.11%
Deutsche Bank Securities, Inc.	$ 47,000
$ 47,000

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Prime Fund

July 31, 2004

MM-QTLY-0904

1.804883.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 38.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 2.8%
State Street Bank & Trust Co., Boston
8/10/04	1.30%	$ 100,000	$ 100,000
Washington Mutual Bank
11/12/04	1.65	70,000	70,000
Washington Mutual Bank, California
9/7/04	1.31	35,000	35,000
Washington Mutual Bank, Seattle
8/10/04	1.19	25,000	25,000
11/10/04	1.65	25,000	25,000
Wells Fargo Bank NA, San Francisco
8/11/04	1.30	75,000	75,000
			330,000
London Branch, Eurodollar, Foreign Banks - 18.5%
Barclays Bank PLC
8/16/04	1.18	35,000	35,000
8/19/04	1.12	295,000	295,000
8/23/04	1.10	50,000	50,000
11/10/04	1.25	100,000	100,000
BNP Paribas SA
9/14/04	1.43	100,000	100,000
Calyon
9/17/04	1.29	50,000	50,000
Credit Agricole Indosuez
8/5/04	1.39	25,000	25,000
8/5/04	1.40	25,000	25,000
11/2/04	1.25	100,000	100,000
12/31/04	1.27	100,000	100,000
Credit Suisse First Boston Bank
8/16/04	1.33	80,000	80,000
HBOS Treasury Services PLC
8/11/04	1.13	100,000	100,000
ING Bank NV
8/16/04	1.29	300,000	300,000
10/6/04	1.51	140,000	140,000
Landesbank Hessen-Thuringen
8/4/04	1.14	65,000	65,000
9/14/04	1.30	50,000	50,000
Nationwide Building Society
8/19/04	1.12	55,000	55,000
9/7/04	1.17	25,000	25,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
London Branch, Eurodollar, Foreign Banks - continued
Nordea Bank Finland PLC
11/9/04	1.61%	$ 100,000	$ 100,000
Royal Bank of Scotland PLC
8/23/04	1.20	5,000	5,000
Societe Generale
8/17/04	1.21	60,000	59,999
1/5/05	1.19	50,000	50,000
1/6/05	1.29	50,000	50,000
Unicredito Italiano Spa
8/16/04	1.33	30,000	30,000
9/8/04	1.12	100,000	100,000
9/20/04	1.30	50,000	50,000
			2,139,999
New York Branch, Yankee Dollar, Foreign Banks - 17.3%
Banco Bilbao Vizcaya Argentaria SA
9/1/04	1.25 (c)	15,000	14,999
9/23/04	1.50 (c)	30,000	29,997
Bank of Scotland Treasury Services
8/31/04	1.23 (c)	25,000	24,998
Barclays Bank PLC
8/25/04	1.59 (c)	30,000	29,991
BNP Paribas SA
8/16/04	1.30	50,000	50,000
8/23/04	1.34 (c)	120,000	119,946
Calyon
8/3/04	1.33	150,000	150,000
8/13/04	1.30 (c)	60,000	59,980
Canadian Imperial Bank of Commerce
8/16/04	1.43 (c)	85,000	85,000
8/30/04	1.41 (c)	50,000	49,989
Credit Agricole Indosuez
10/22/04	1.63 (c)	20,000	20,008
Danske Bank AS
9/2/04	1.40	50,000	50,000
Deutsche Bank AG
12/16/04	1.20	50,000	50,000
Dresdner Bank AG
8/23/04	1.13	25,000	25,000
HBOS Treasury Services PLC
8/3/04	1.32 (c)	100,000	100,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
HBOS Treasury Services PLC - continued
9/4/04	1.29% (c)	$ 150,000	$ 150,000
Landesbank Baden-Wuerttemberg
8/25/04	1.21 (c)	90,000	89,978
9/1/04	1.22 (c)	10,000	9,994
9/7/04	1.29 (c)	15,000	14,997
Landesbank Hessen-Thuringen
10/5/04	1.52 (c)	30,000	29,987
Royal Bank of Scotland PLC
8/16/04	1.31 (c)	100,000	99,974
9/17/04	1.47 (c)	90,000	89,964
Societe Generale
8/2/04	1.30 (c)	60,000	59,996
8/9/04	1.28 (c)	45,000	44,992
8/12/04	1.29 (c)	45,000	44,996
8/20/04	1.35 (c)	95,000	94,970
UBS AG
10/5/04	1.52 (c)	200,000	199,907
Unicredito Italiano Spa
9/21/04	1.48 (c)	50,000	49,984
10/14/04	1.53 (c)	50,000	49,984
10/27/04	1.59 (c)	115,000	114,966
			2,004,597
TOTAL CERTIFICATES OF DEPOSIT			4,474,596
Commercial Paper - 25.9%

Beta Finance, Inc.
9/23/04	1.51 (b)	40,000	39,912
Citibank Credit Card Master Trust I (Dakota Certificate Program)
8/3/04	1.30	80,000	79,994
8/12/04	1.33	100,000	99,959
8/12/04	1.37	40,000	39,983
9/2/04	1.47	5,000	4,993
Citicorp
8/10/04	1.32	50,000	49,984
CRC Funding LLC
9/1/04	1.47	35,000	34,956
9/8/04	1.47	50,000	49,922
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
CXC, LLC
9/1/04	1.48%	$ 50,000	$ 49,936
Dorada Finance, Inc.
9/22/04	1.51	20,000	19,957
Dresdner U.S. Finance, Inc.
8/13/04	1.11	60,000	59,978
10/4/04	1.42	50,000	49,875
Emerald (MBNA Credit Card Master Note Trust)
8/26/04	1.29	10,000	9,991
9/22/04	1.49	42,000	41,910
9/22/04	1.51	25,000	24,945
9/29/04	1.53	60,000	59,851
FCAR Owner Trust
9/16/04	1.49	15,000	14,971
General Electric Capital Corp.
9/16/04	1.49	50,000	49,905
1/11/05	1.82	50,000	49,593
1/12/05	1.82	50,000	49,590
1/13/05	1.82	50,000	49,588
Grampian Funding Ltd.
9/21/04	1.51	25,000	24,947
11/3/04	1.48	70,000	69,731
11/10/04	1.48	25,000	24,897
Liberty Street Funding Corp.
8/6/04	1.30	31,898	31,892
Marsh & McLennan Companies, Inc.
9/20/04	1.48	50,000	49,897
Morgan Stanley
8/2/04	1.40 (c)	385,000	385,002
Motown Notes Program
8/2/04	1.22	50,000	49,998
8/11/04	1.32	50,000	49,982
8/12/04	1.34	25,000	24,990
9/13/04	1.52	48,100	48,013
9/23/04	1.53	71,000	70,841
10/4/04	1.54	30,000	29,918
10/5/04	1.52	63,400	63,227
10/5/04	1.54	35,000	34,903
10/18/04	1.60	20,000	19,931
National Rural Utils. Coop. Finance Corp.
8/9/04	1.35	5,000	4,999
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Nationwide Building Society
9/21/04	1.10%	$ 51,500	$ 51,420
Newcastle (Discover Card Master Trust)
8/6/04	1.31	5,000	4,999
8/12/04	1.33	90,000	89,963
8/16/04	1.20	25,000	24,988
9/9/04	1.39	25,000	24,962
10/6/04	1.53	42,380	42,262
Paradigm Funding LLC
10/21/04	1.60	80,000	79,714
Park Granada LLC
8/2/04	1.31	70,000	69,997
8/3/04	1.32	74,000	73,995
8/5/04	1.32	45,000	44,993
8/9/04	1.31	153,000	152,955
8/9/04	1.32	35,000	34,990
8/9/04	1.33	4,000	3,999
8/10/04	1.32	186,000	185,939
Sheffield Receivables Corp.
8/25/04	1.40 (c)	35,000	34,998
UBS Finance, Inc.
11/15/04	1.20	50,000	49,825
Wells Fargo & Co.
8/10/04	1.30	120,000	119,961
TOTAL COMMERCIAL PAPER			3,002,921
Federal Agencies - 5.5%

Fannie Mae - 2.7%
Agency Coupons - 2.4%
8/7/04	1.25 (c)	25,000	24,975
2/14/05	1.93 (a)	30,000	29,939
2/15/05	1.40	50,000	50,000
3/29/05	1.40	100,000	100,000
5/3/05	1.40	25,000	25,000
5/13/05	1.59	50,000	50,000
			279,914
Discount Notes - 0.3%
12/10/04	1.35	25,000	24,879
			304,793
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Federal Home Loan Bank - 2.8%
Agency Coupons - 2.8%
8/16/04	1.29% (c)	$ 78,000	$ 77,956
8/18/04	1.30	25,000	25,000
9/21/04	1.48 (c)	36,000	35,995
10/19/04	1.54 (c)	36,000	35,992
12/17/04	1.42	12,000	11,987
2/25/05	1.40	100,000	100,000
3/11/05	1.44	39,950	39,950
			326,880
TOTAL FEDERAL AGENCIES			631,673
Master Notes - 3.0%

Bear Stearns Companies, Inc.
8/12/04	1.43	25,000	25,000
Goldman Sachs Group, Inc.
8/10/04	1.41 (c)(e)	133,000	133,000
9/14/04	1.21 (e)	80,000	80,000
9/30/04	1.25 (e)	70,000	70,000
10/6/04	1.59 (c)(e)	32,000	32,000
10/8/04	1.60 (c)(e)	7,000	7,000
TOTAL MASTER NOTES			347,000
Medium-Term Notes - 12.4%

Allstate Life Global Funding II
8/9/04	1.34 (b)(c)	10,000	10,000
8/15/04	1.38 (b)(c)	10,000	10,000
8/16/04	1.37 (b)(c)	10,000	10,000
American Express Credit Corp.
8/5/04	1.41 (c)	50,000	50,005
8/27/04	1.57 (c)	25,000	25,017
Australia & New Zealand Banking Group Ltd.
10/21/04	1.63 (c)	26,000	26,005
Bank of America Corp.
10/22/04	1.91 (c)	25,000	25,019
Bank of Scotland Treasury Services PLC
9/14/04	1.52 (b)(c)	25,000	25,010
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Bank One NA, Chicago
9/24/04	1.56% (c)	$ 30,000	$ 30,011
Descartes Funding Trust
8/16/04	1.38 (c)	20,000	20,000
First Tennessee Bank NA Memphis
8/5/04	1.15 (c)	60,000	59,998
8/26/04	1.37 (c)	10,000	10,004
9/1/04	1.31 (c)	30,000	30,013
GE Capital Assurance Co.
8/2/04	1.49 (c)(e)	7,000	7,000
9/1/04	1.61 (c)(e)	25,000	25,000
General Electric Capital Corp.
8/1/04	1.48 (c)(e)	20,000	20,000
8/9/04	1.45 (c)	70,000	70,000
8/17/04	1.49 (c)	90,000	90,017
9/15/04	1.57 (c)	20,000	20,007
9/15/04	1.65 (c)	15,000	15,016
HBOS Treasury Services PLC
8/20/04	1.28 (b)(c)	10,000	10,006
9/24/04	1.58 (c)	85,000	85,000
Household Finance Corp.
8/18/04	1.36 (c)	40,000	40,054
8/26/04	1.29 (c)	25,000	25,000
9/16/04	1.64 (c)	15,000	15,020
M&I Marshall & Ilsley Bank Cd
9/20/04	1.58 (c)	60,000	60,016
Morgan Stanley
8/2/04	1.43 (c)	14,000	14,000
8/4/04	1.36 (c)	20,000	20,000
8/16/04	1.43 (c)	33,000	33,000
8/16/04	1.50 (c)	31,500	31,548
8/27/04	1.46 (c)	50,000	50,000
National City Bank
9/1/04	1.23 (c)	75,000	74,981
Pacific Life Global Funding
8/4/04	1.35 (b)(c)	22,500	22,500
RACERS
8/23/04	1.43 (b)(c)	50,000	50,000
Royal Bank of Canada
8/10/04	1.34 (c)	10,000	10,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
SLM Corp.
8/2/04	1.39% (b)(c)	$ 50,000	$ 50,000
Verizon Global Funding Corp.
9/15/04	1.63 (c)	100,000	100,001
Wells Fargo & Co.
8/2/04	1.39 (c)	35,000	35,000
8/16/04	1.35 (c)	110,000	110,000
Westpac Banking Corp.
9/13/04	1.41 (c)	20,000	20,000
TOTAL MEDIUM-TERM NOTES			1,434,248
Short-Term Notes - 2.7%

Hartford Life Insurance Co.
9/1/04	1.46 (c)(e)	20,000	20,000
Jackson National Life Insurance Co.
10/1/04	1.74 (c)(e)	25,000	25,000
Metropolitan Life Insurance Co.
8/1/04	1.33 (c)(e)	10,000	10,000
8/28/04	1.50 (b)(c)	15,000	15,000
10/1/04	1.79 (c)(e)	35,000	35,000
Monumental Life Insurance Co.
8/1/04	1.50 (c)(e)	18,000	18,000
8/1/04	1.53 (c)(e)	20,000	20,000
New York Life Insurance Co.
10/1/04	1.73 (c)(e)	75,000	75,000
Pacific Life Insurance Co.
9/10/04	1.58 (c)(e)	15,000	15,000
Transamerica Occidental Life Insurance Co.
8/1/04	1.34 (c)(e)	40,000	40,000
Travelers Insurance Co.
8/17/04	1.37 (c)(e)	15,000	15,000
8/20/04	1.39 (c)(e)	5,000	5,000
10/1/04	1.71 (c)(e)	25,000	25,000
TOTAL SHORT-TERM NOTES			318,000
Municipal Securities - 0.2%
		Principal Amount (000s)	Value (000s)
Te xas Pub. Fin. Auth. Rev. Bonds Series 2003 C5, 1.35% tender 8/10/04 (Liquidity Facility Texas Comptroller Pub. Acnts), CP mode		$ 25,000	$ 25,000
Repurchase Agreements - 11.8%
		Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations dated 7/30/04 due 8/2/04 At 1.38%)		$ 53,947	53,941
With:
Citigroup Global Markets, Inc. At 1.37%, dated 7/30/04 due 8/2/04 (Collateralized by Corporate Obligations with principal amounts of $516,247,313, 1.67% - 9.20%, 11/8/04 - 1/15/49)		534,061	534,000
Goldman Sachs & Co. At:
1.37%, dated:
7/1/04 due 8/11/04:
(Collateralized by Corporate Obligations with principal amounts of $160,684,323, 6.36% -
12.50%, 10/15/04 - 9/15/33)		154,240	154,000
(Collateralized by Mortgage Loan Obligations with principal amounts of $158,177,746, 1.49% - 7.46%, 6/15/09 - 7/18/33)		50,078	50,000
7/13/04 due 8/11/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $55,590,925, 1.69% - 4.49%, 9/9/10 - 3/25/33)		50,055	50,000
1.38%, dated 7/30/04 due 8/2/04 (Collateralized by Commercial Paper Obligations with principal amounts of $3,062,000, 0%, 8/12/04)		3,000	3,000
Repurchase Agreements - continued
		Maturity Amount (000s)	Value (000s)
With:
Lehman Brothers, Inc. At 1.46%, dated:
7/22/04 due 10/20/04 (Collateralized by Corporate Obligations with principal amounts of $77,999,768, 3.75% - 12%, 3/1/07 - 8/29/49) (c)(d)		$ 75,274	$ 75,000
7/30/04 due 8/2/04 (Collateralized by Corporate Obligations with principal amounts of $85,375,177, 0% - 8.63%, 8/15/05 - 10/15/33 and Equities with principal amounts of $388,598,506)		454,055	454,000
TOTAL REPURCHASE AGREEMENTS			1,373,941
TOTAL INVESTMENT PORTFOLIO - 100.1%			11,607,379
NET OTHER ASSETS - (0.1)%			(5,917)
NET ASSETS - 100%			$ 11,601,462
Total Cost for Federal Income Tax Purposes			$ 11,607,379
Security Type Abbreviations
CP - COMMERCIAL PAPER
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $242,428,000 or 2.1% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $677,000,000 or 5.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
GE Capital Assurance Co.: 1.49%, 8/2/04	7/31/03	$ 7,000
1.61%, 9/1/04	7/30/04	$ 25,000
General Electric Capital Corp. 1.48%, 8/1/04	4/1/04	$ 20,000
Goldman Sachs Group, Inc.: 1.21%, 9/14/04	2/17/04	$ 80,000
1.25%, 9/30/04	3/3/04	$ 70,000
1.41%, 8/10/04	1/13/04	$ 133,000
1.59%, 10/6/04	7/6/04	$ 32,000
1.60%, 10/8/04	7/8/04	$ 7,000
Hartford Life Insurance Co. 1.46%, 9/1/04	12/16/03	$ 20,000
Jackson National Life Insurance Co. 1.74%, 10/1/04	3/31/03	$ 25,000
Metropolitan Life Insurance Co.: 1.33%, 8/1/04	2/24/03	$ 10,000
1.79%, 10/1/04	3/26/02	$ 35,000
Monumental Life Insurance Co.: 1.5%, 8/1/04	7/31/98 - 9/17/98	$ 18,000
1.53%, 8/1/04	3/12/99	$ 20,000
New York Life Insurance Co. 1.73%, 10/1/04	2/28/02	$ 75,000
Security	Acquisition Date	Cost (000s)
Pacific Life Insurance Co. 1.58%, 9/10/04	3/10/03	$ 15,000
Transamerica Occidental Life Insurance Co. 1.34%, 8/1/04	4/28/00	$ 40,000
Travelers Insurance Co.: 1.37%, 8/17/04	5/10/04	$ 15,000
1.39%, 8/20/04	8/21/03	$ 5,000
1.71%, 10/1/04	3/26/04	$ 25,000

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures.

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Newbury Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 23, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 23, 2004